Deutsche Banc Alex. Brown

DEUTSCHE BANC ALEX.BROWN
CASH RESERVE FUND

Prime Series
Treasury Series
Tax-Free Series

SEMI-ANNUAL REPORT

September 30, 2000

                                                                    Deutche Bank
                                                                  [logo omitted]

FUND FEATURES
--------------------------------------------------------------------------------

o    DAILY DIVIDENDS
     The Fund declares dividends daily and distributes them monthly in the form of additional shares, unless you have elected to have dividends paid in cash.

o    CHECK REDEMPTION PRIVILEGE
     After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o    NO SALES CHARGE AND IMMEDIATE LIQUIDITY
     You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares (other fees and expenses do apply to a continued investment in the Fund and are described in the prospectus.)

o    SEEKS A CONSTANT NET ASSET VALUE
     The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    MINIMUM INVESTMENT
     The minimum initial investment is $1,500 for retail investors and $1,000,000 for institutional investors. Subsequent investments may be made in amounts of $100 or more for retail investors. There is no minimum amount for subsequent investors by institutional investors purchasing shares in the same series.

     This report is prepared for the general information of shareholders of Deutsche Banc Alex. Brown Cash Reserve Fund. It may be distributed only to current shareholders or to persons who have received a current prospectus.

     This Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the six months ended September 30, 2000. At the end of the period, the Fund's net assets totaled $8,593,439,504, an increase of more than 33% from September 30, 1999. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

[pie chart omitted]
plot points as follows:

Prime Series      Treasury Series   Tax-Free Series
$6.2 billion      $735 million      $1.7 billion

MARKET ACTIVITY
     Two major factors impacted the money markets over the semi-annual period -- ongoing strength of the US economy and the actions of the Federal Reserve Board. These factors combined to push yields on short-term money market securities significantly higher.
o The US economy continued to expand, causing concern that inflation may be imminent and that the Federal Reserve Board may continue its tightening cycle.
o In fact, the Federal Reserve Board followed up its three 1999 interest rate hikes and two first quarter 2000 rate hikes with another increase on May 16th, bringing the total increase to 1.75%. Since then, the Federal Reserve Board has chosen not to raise interest rates, primarily based on signs that the economy may be slowing. On September 30, 2000, the targeted federal funds rate stood at 6.50%.

     To a less dramatic degree, the municipal markets followed a similar trend as their taxable counterparts, with yields rising as ongoing US economic strength and Federal Reserve Board tightening imposed pressure.

o The yield on one-year municipal notes rose 0.16%, to 4.31% on September 30, 2000, from 4.15% on March 31, 2000.

o There remained a compelling lack of supply through most of the semi-annual period. The state of California announced that due to the strength of its economy, its annual note issuance, recently in excess of $1 billion, would not be necessary at all this year. As a result of California's strong revenue growth as well as strong economic performance in other municipalities across the nation, supply of one-year notes was down 18% in the third calendar quarter compared to one year prior.

--------------------------------------------------------------------------------

o During the third calendar quarter, the lower supply of one-year notes and the increase in demand for municipal securities offset the upward pressures on yields, and yields on one-year tax-exempt paper actually fell slightly.

o The sustained national expansion, now in its tenth year, has resulted in greater economic diversity, increased financial flexibility and still healthy tax coffers in many locales. Thus, municipal credit quality remained solid across most tax-exempt sectors.

INVESTMENT REVIEW
     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issuer. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime, Treasury, and Tax-Free Series have each received a "AAAm" rating*. This rating is the highest that S&P awards to money market funds.

PRIME SERIES
     Our strategy in this Series continued to be concentrated on investing in high quality issues. As of September 30, 2000, 62% of the Series was invested in securities rated A1+/P1 and 38% in securities rated A1/P1, by S&P and Moody's.

     The Series' performance can be attributed to the "barbell" strategy we instituted toward the end of 1999 and maintained throughout this semi-annual period. By combining a high percentage of floating rate notes, longer-dated securities, and short-term paper, we were able not only to take advantage of the steep yield curve but also to capture the higher yields that became available each time the Federal Reserve Board increased interest rates.

     As of September 30, 2000, 64.2% of the Series was invested in US commercial paper, 20.3% in corporate floating rate securities, 8.8% in euro time deposits, 1.8% in Yankee certificates of deposit, 1.8% in euro-dollar certificates of deposit, 2.0% in US certificates of deposit, 0.1% in US medium-term notes, 0.1% in interest-bearing commercial paper, and 0.9% in cash.

TREASURY SERIES
     The short-term Treasury market was very expensive in the first half of the semi-annual period. A combination of investors' decisions to stay on the sidelines to avoid volatile markets during an increasing interest rate environment, the cutback of overall issuance of Treasury securities, and the government's Treasury buyback program all contributed to this strong technical condition of the market.

----------
* Ratings are subject to change and do not remove market risk.

--------------------------------------------------------------------------------
              WEIGHTED AVERAGE MATURITY (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND PRIME SERIES             53 DAYS
 iMoneyNet-First Tier Retail Money Funds Average                      54 days
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TREASURY SERIES          55 DAYS
 iMoneyNet-Treasury and Repo Retail Money Funds Average               64 days
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES          44 DAYS
 iMoneyNet-National Retail Tax-Free Money Funds Average               44 days
--------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report."
The Money Fund Averages are average maturities of all funds in their respective categories.

--------------------------------------------------------------------------------
                                   PERFORMANCE
               (FOR THE 7-DAY CURRENT YIELD AT SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND PRIME SERIES               6.07%
 iMoneyNet-First Tier Retail Money Fund Average                         5.91%
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TREASURY SERIES            5.65%1
 iMoneyNet-Treasury and Repo Retail Money Fund Average                  5.72%
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES2           4.12%
 iMoneyNet-National Retail Tax-Free Money Fund Average                  3.77%
--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Yields will fluctuate.
Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's yield.
1 The investment advisor has contractually agreed to waive part of its fees until July 31, 2001. Without such fee waivers the 7-day current yield would have been 5.60%.
2 For certain investors a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes.

     Early July brought a welcome reprieve, as the US Treasury temporarily increased the size of its weekly bill issuance and issued two cash management bills. As the amount of Treasuries outstanding decreases due to its surplus, cash management bills will likely play an increasing role in the Treasury.
Furthermore, whether or not cash management bills are outstanding may cause greater volatility in the short-term Treasury market in the months ahead, and as a result, we expect to see increased fluctuation in the yield of this Series.

     At the end of the semi-annual period, approximately 42.1% of the portfolio was invested in short-term Treasury bills, 57.2% in short-term Treasury notes and bonds, and 0.7% in cash.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

TAX-FREE SERIES
     We actively adjusted the Series' relative maturity position during the semi-annual period in anticipation of seasonal cash flow and supply/demand phenomena. For example, in April, the short end of the municipal money market curve became very attractive based on outflows associated with tax season. Tax season selling pressure continued unabated through the first two weeks of May, and this lack of demand kept pressure on short-term tax-exempt rates. Thus, we made select purchases in the 10- to 12-month range to pick up attractive yields without extending the Series' neutral maturity position. In June, we made small purchases of nine-month paper at yields above comparable credit quality one-year paper. The portfolio's weighted average maturity was extended slightly from 42 days to 46 days.

     In July, large seasonal cash inflows, due to principal and interest payments, increased demand for money market eligible paper, but supply continued to decrease, putting pressures on variable rate demand notes and resulting in a decline in short-term tax-exempt yields. The large inflows proved to be temporary, as assets ended the month equal to the prior month's total. In spite of the asset volatility, the Series made select purchases of actively traded, very liquid one-year notes, without significantly extending its weighted average maturity beyond 49 days.

     During August, the Series' weighted average maturity rolled down a bit to 48 days, as assets increased. An increase in demand for money market eligible paper and a lower expectation for further Federal Reserve Board monetary policy changes in the near term moved one-year note yields down slightly. Although the Federal Reserve Board in fact did not make any changes to monetary policy in September, it did maintain a tightening bias, and so we remained cautious. The Series' weighted average maturity drifted towards a neutral range, ending the semi-annual period at 44 days.

     At the end of the semi-annual period, 63.5% of the Series was invested in municipal variable rate demand notes, 19.2% in municipal commercial paper, 6.9% in municipal general obligations, 3.2% in municipal revenue bonds, 3.8% in municipal tax revenue anticipation notes, 1.6% in put bonds, 1.1% in municipal bond anticipation notes, 0.5% in municipal revenue anticipation notes, and 0.2% in municipal tax anticipation notes. It is also well worth noting that while supply of tax-free securities remained low over the semi-annual period, the Fund was able to maintain its high quality portfolio. As measured by S&P, upgrades outpaced down-grades in the municipal market for 20 straight quarters, as of September 30, 2000.

--------------------------------------------------------------------------------



LOOKING AHEAD
     Going forward, we expect the "soft landing" scenario -- slower economic growth without inflation -- to play out. While the Federal Reserve Board seems to be on hold for now, the larger question for them may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy.

     In the Prime Series and Treasury Series, then, since we do not feel the Federal Reserve Board will move rates for the next few months, we intend to manage the portfolios with a slightly longer duration than we did during the semi-annual period just ended. Of course, we will carefully monitor the economic numbers and inflation data to see whether or not the economic slowdown is long-standing.

     In the Tax-Free Series, we intend to maintain a neutral to short weighted average maturity, given the uncertainty that still lingers regarding the Federal Reserve Board's monetary policy actions and the potential for higher inflation. We will also continue to focus on the highest quality investments while still seeking competitive yields. In fact, in each of our Series, we will continue to seek to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe in the conservative approach that we apply to investing on behalf of the Fund's Series and will continue to seek competitive yields for our shareholders.

     As always, we appreciate your continued support.

Sincerely,

     /S/SIGNATURE DARLENE M. RASEL, STEVEN BOYD

                Darlene M. Rasel                         Steven Boyd
            Portfolio Manager of the              Portfolio Manager of the
            Prime and Treasury Series                  Tax-Free Series

September 30, 2000

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2000
(UNAUDITED)
                                              Rating
                                          ---------------       Par      Market
PRIME SERIES                              S&P   Moody's        (000)     Value
-------------------------------------------------------------------------------
 Commercial Paper(a) -- 64.3%
-------------------------------------------------------------------------------
AIRCRAFT & AEROSPACE -- 2.0%
   BAE Systems Holdings Inc.:
      6.50%       11/20/00 ............  A-1      P-1     $73,428  $  72,778,366
      6.48%       12/11/00 ............  A-1      P-1      48,570     47,958,018
                                                                   -------------
                                                                     120,736,384
                                                                   -------------
ASSET BACKED COMMERCIAL PAPER -- 18.2%
   Asset Portfolio Funding Corporation:
      6.53%       10/16/00 ............  A-1+     P-1      50,000     49,873,028
      6.70%       12/6/00 .............  A-1+     P-1      40,000     39,516,111
   Bavaria TRR Corporation,
      6.52%       10/11/00 ............  A-1      P-1      20,000     19,967,400
   Compass Securitization LLC:
      6.52%       10/10/00 ............  A-1+     P-1      57,620     57,536,515
      6.55%       10/16/00 ............  A-1+     P-1      12,600     12,567,905
      6.55%       10/18/00 ............  A-1+     P-1      40,000     39,883,556
      6.52%       10/20/00 ............  A-1+     P-1      14,261     14,214,509
      6.51%       11/10/00 ............  A-1+     P-1      10,000      9,929,475
   Corporate Asset Funding Co., Inc.,
      6.50%       11/22/00 ............  A-1+     P-1      50,000     49,539,583
   Corporate Receivables Corporation:
      6.56%       11/9/00 .............  A-1+     P-1      30,000     29,792,267
      6.50%       11/21/00 ............  A-1+     P-1      25,000     24,774,306
   Delaware Funding Corporation:
      6.57%       10/4/00 .............  A-1+     P-1      40,000     39,985,400
      6.70%       10/4/00 .............  A-1+     P-1      85,000     84,968,361
      6.50%       11/15/00 ............  A-1+     P-1      30,000     29,761,667
   Moriarty Ltd.:
      6.56%       10/11/00 ............  A-1+     P-1      25,000     24,959,000
      6.62%       1/24/01 .............  A-1+     P-1      10,000      9,790,367
   Old Line Funding Corporation:
      6.51%       10/25/00 ............  A-1+     P-1      33,641     33,501,081
      6.51%       10/26/00 ............  A-1+     P-1      30,000     29,869,800
   Receivables Capital Corporation:
      6.51%       11/14/00 ............  A-1+     P-1      20,000     19,844,483
      6.50%       11/17/00 ............  A-1+     P-1      33,000     32,725,917
   Sheffield Receivables Corporation:
      6.51%       10/10/00 ............  A-1+     P-1      50,000     49,927,667
      6.51%       10/17/00 ............  A-1+     P-1      12,100     12,067,179
      6.52%       10/20/00 ............  A-1+     P-1      30,000     29,902,200
      6.51%       10/23/00 ............  A-1+     P-1      39,500     39,349,999
      6.50%       11/20/00 ............  A-1+     P-1      40,000     39,646,111
      6.63%       1/8/01 ..............  A-1+     P-1      57,800     56,756,806
      6.50%       3/2/01 ..............  A-1+     P-1      10,000      9,727,361



6

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                              Rating
                                          -------------         Par      Market
                                          S&P   Moody's        (000)     Value
-------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
   Tulip Funding Corporation:
      6.55%       10/10/00 ............  A-1+     P-1     $35,000 $   34,949,056
      6.52%       10/11/00 ............  A-1+     P-1      25,000     24,959,250
      6.55%       10/25/00 ............  A-1+     P-1      40,000     39,832,611
      6.53%       10/30/00 ............  A-1+     P-1      25,000     24,873,028
      6.52%       11/27/00 ............  A-1+     P-1      45,000     44,543,600
   Windmill Funding Corporation:
      6.54%       10/19/00 ............  A-1+     P-1      30,000     29,907,350
      6.52%       10/20/00 ............  A-1+     P-1      30,000     29,902,200
                                                                  --------------
                                                                   1,119,345,149
                                                                  --------------
AUTOMOBILES & TRUCKS -- 1.8%
   American Honda Finance Corporation,
      6.49%       11/20/00 ............  A-1+     P-1      30,000     29,734,992
   General Motors Acceptance Corporation,
      6.51%       1/10/01 .............  A-1      P-1      24,175     23,737,835
   Toyota Motor Credit Corporation:
      6.53%       10/20/00 ............  A-1+     P-1      30,000     29,902,050
      6.48%       11/22/00 ............  A-1+     P-1      17,500     17,339,350
   Volkswagen of America,
      6.50%       11/27/00 ............  A-1      P-1      12,500     12,373,611
                                                                  --------------
                                                                     113,087,838
                                                                  --------------
BANKS -- 0.7%
   Danske Bank Corporation,
      6.68%       11/13/00 ............  A-1      P-1      16,000     15,875,307
   Santander Finance Inc.,
      6.53%       2/5/01 ..............  A-1      P-1      30,000     29,314,350
                                                                  --------------
                                                                      45,189,657
                                                                  --------------
BEVERAGES -- SOFT DRINKS -- 1.0%
   Coca Cola Enterprises Inc.:
      6.50%       11/21/00 ............  A-1      P-1      40,000     39,638,889
      6.50%       12/14/00 ............  A-1      P-1      25,000     24,670,486
                                                                  --------------
                                                                      64,309,375
                                                                  --------------
CONGLOMERATES -- 0.5%
   Honeywell International Inc.:
      6.50%       11/27/00 ............  A-1      P-1      20,000     19,797,778
      6.47%       12/21/00 ............  A-1      P-1      13,200     13,010,213
                                                                  --------------
                                                                      32,807,991
                                                                  --------------
COMPUTERS -- 0.8%
   Hewlett Packard Co.,
      6.50%       10/11/00 ............  A-1+     P-1      48,000     47,922,000
                                                                  --------------


                                                                               7

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2000
(UNAUDITED)

                                              Rating
                                          -------------         Par      Market
PRIME SERIES (continued)                  S&P   Moody's        (000)     Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 2.7%
   Unilever Capital Corporation:
      6.52%       11/2/00 .............  A-1      P-1     $40,000 $   39,775,422
      6.50%       11/3/00 .............  A-1      P-1      70,000     69,595,556
      6.51%       11/3/00 .............  A-1      P-1      60,000     59,652,800
                                                                   -------------
                                                                     169,023,778
                                                                   -------------
ELECTRICAL & ELECTRONICS -- 0.8%
   Invensys PLC,
      6.52%       11/9/00 .............  A-1      P-2      20,000     19,862,356
   Motorola Inc.,
      6.55%       11/28/00 ............  A-1      P-1      29,400     29,095,098
                                                                   -------------
                                                                      48,957,454
                                                                   -------------
FINANCE, CONSUMER -- 1.6%
   Associates First Capital Corporation:
      6.53%       1/19/01 .............  A-1      P-1      17,000     16,663,886
      6.52%       2/23/01 .............  A-1      P-1      20,000     19,478,400
   Citi Group Inc.,
      6.535%      11/14/00 ............  A-1      P-1      40,000     39,687,772
   Fortis Funding LLC,
      6.51%       2/16/01 .............  A-1+     P-1      20,800     20,284,697
                                                                   -------------
                                                                      96,114,755
                                                                   -------------
FINANCE, DIVERSIFIED -- 6.7%
   Associates Corporation of North America:
      6.53%       1/23/01 .............  A-1      P-1      20,000     19,590,061
      6.53%       1/24/01 .............  A-1      P-1      25,000     24,483,042
      6.53%       1/25/01 .............  A-1      P-1      25,000     24,478,507
   Cregem North America, Inc.:
      6.54%       1/17/01 .............  A-1      P-1      20,000     19,611,233
      6.54%       1/26/01 .............  A-1      P-1      25,000     24,473,167
   General Electric Capital International
    Funding Inc.:
      6.54%       10/17/00 ............  A-1+     P-1      24,000     23,934,600
      6.53%       1/25/01 .............  A-1+     P-1       9,900      9,693,489
      6.52%       1/26/01 .............  A-1+     P-1      25,000     24,474,778
      6.50%       2/13/01 .............  A-1+     P-1      15,000     14,637,083
      6.51%       2/27/01 .............  A-1+     P-1      45,000     43,795,650
   General Electric Capital Corporation:
      6.51%       10/27/00 ............  A-1+     P-1      20,000     19,909,583
      6.52%       1/17/01 .............  A-1+     P-1      40,000     39,224,844
      6.52%       1/26/01 .............  A-1+     P-1      30,000     29,369,733
      6.50%       1/29/01 .............  A-1+     P-1      40,000     39,140,556
      6.53%       2/8/01 ..............  A-1+     P-1      40,000     39,064,033
      6.49%       2/22/01 .............  A-1+     P-1      15,000     14,613,304
                                                                   -------------
                                                                     410,493,663
                                                                   -------------



8

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                              Rating
                                          -------------         Par      Market
                                          S&P   Moody's        (000)     Value
-------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.2%
   Credit Suisse First Boston Inc.:
      6.56%       1/24/01 .............  A-1+     P-1     $35,000  $  34,272,933
      6.50%       3/13/01 .............  A-1+     P-1      40,000     38,830,000
   Goldman Sachs & Co.,
      6.56%       1/19/01 .............  A-1+     P-1      40,000     39,205,511
   Salomon Smith Barney Holdings Inc.:
      6.54%       10/10/00 ............  A-1      P-1      50,000     49,927,333
      6.50%       10/20/00 ............  A-1      P-1      33,000     32,892,750
                                                                   -------------
                                                                     195,128,527
                                                                   -------------
FOODS -- 0.8%
   Diageo PLC,
      6.52%       1/17/01 .............  A-1      P-1      50,000     49,031,056
                                                                   -------------
HOLDING COMPANIES -- 2.0%
   Bank of America Corporation:
      6.26%       10/3/00 .............  A-1      P-1      30,000     29,994,783
      6.68%       12/4/00 .............  A-1      P-1      30,000     29,649,300
      6.57%       1/18/01 .............  A-1      P-1      40,000     39,211,600
      6.50%       3/1/01 ..............  A-1      P-1      25,000     24,322,917
                                                                   -------------
                                                                     123,178,600
                                                                   -------------
INSURANCE, PROPERTY AND CASUALTY -- 5.6%
   Aegon Funding Corporation:
      6.70%       10/2/00 .............  A-1+     P-1      70,000     70,000,000
      6.20%       12/1/00 .............  A-1+     P-1      30,000     29,690,000
      6.52%       2/13/01 .............  A-1+     P-1      30,000     29,271,933
   Prudential Funding Corporation,
      6.50%       10/10/00 ............  A-1      P-1      50,000     49,927,778
   Teachers Insurance and Annuity
    Association of America:
      6.70%       10/2/00 .............  A-1+     P-1      60,000     60,000,000
      6.61%       10/6/00 .............  A-1+     P-1      30,000     29,977,967
   Transamerica Finance Corporation:
      6.53%       10/17/00 ............  A-1      P-1      43,700     43,581,100
      6.50%       11/10/00 ............  A-1      P-1      15,000     14,894,375
      6.50%       12/12/00 ............  A-1      P-1      18,520     18,282,584
                                                                   -------------
                                                                     345,625,737
                                                                   -------------
MACHINERY & MACHINE TOOLS -- 0.4%
   Illinois Tool Works Inc.,
      6.47%       12/12/00 ............  A-1+     P-1      25,000     24,680,993
                                                                   -------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                           -------------         Par      Market
PRIME SERIES (continued)                   S&P   Moody's        (000)     Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------------------------------------------------------
MINING -- 2.8%
   Rio Tinto America Inc.:
      6.50%       10/4/00 .............  A-1+     P-1     $34,217 $   34,204,644
      6.51%       10/10/00 ............  A-1+     P-1      30,000     29,956,600
      6.51%       11/6/00 .............  A-1+     P-1      25,815     25,651,613
      6.51%       11/15/00 ............  A-1+     P-1      50,000     49,602,167
      6.49%       11/22/00 ............  A-1+     P-1      31,205     30,918,096
                                                                   -------------
                                                                     170,333,120
                                                                   -------------
PHARMACEUTICAL -- 1.6%
   Merck & Co., Inc.,
      6.68%       10/2/00 .............  A-1+     P-1      15,007     15,007,000
   Pfizer, Inc.,
      6.48%       11/6/00 .............  A-1+     P-1      25,000     24,842,500
   Pharmacia Corporation:
      6.50%       10/16/00 ............  A-1      P-1      19,250     19,201,340
      6.50%       10/27/00 ............  A-1      P-1      39,500     39,321,701
                                                                   -------------
                                                                      98,372,541
                                                                   -------------
PUBLISHING -- 0.1%
   Gannett Co., Inc.,
      6.49%       11/8/00 .............  A-1+     P-1       6,200      6,158,644
                                                                   -------------
TELEPHONE -- 9.3% Alcatel S.A.:
      6.55%       11/3/00 .............  A-1      P-1      33,000     32,807,867
      6.61%       2/7/01 ..............  A-1      P-1      20,000     19,529,956
   AT & T Corporation:
      6.50%       1/25/01 .............  A-1+     P-1      30,000     29,377,083
      6.51%       2/14/01 .............  A-1+     P-1      30,000     29,267,625
   Bell Atlantic Financial Services Inc.,
      6.52%       10/11/00 ............  A-1      P-1      30,000     29,951,100
   British Telecomunications PLC:
      6.27%       10/11/00 ............  A-1+     P-1      20,000     19,968,650
      6.25%       10/12/00 ............  A-1+     P-1      16,746     16,716,927
      6.71%       11/8/00 .............  A-1+     P-1      17,000     16,882,761
      6.22%       12/4/00 .............  A-1+     P-1      30,000     29,673,450
      6.52%       2/12/01 .............  A-1+     P-1      20,000     19,518,244
   France Telecom S.A.:
      6.51%       10/12/00 ............  A-1+     P-1      43,900     43,820,614
      6.49%       10/30/00 ............  A-1+     P-1      54,200     53,926,410
      6.50%       11/9/00 .............  A-1+     P-1      31,348     31,132,918
      6.52%       12/4/00 .............  A-1+     P-1      35,000     34,600,650

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND

--------------------------------------------------------------------------------


                                              Rating
                                          -------------         Par      Market
                                          S&P   Moody's        (000)     Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)
--------------------------------------------------------------------------------
TELEPHONE (CONTINUED)
   Verizon Global Funding:
      6.50%       10/6/00 .............  A-1      P-1     $22,395 $   22,378,826
      6.50%       10/24/00 ............  A-1      P-1      39,658     39,500,470
      6.49%       11/17/00 ............  A-1      P-1      20,670     20,498,588
      6.49%       11/20/00 ............  A-1      P-1      47,895     47,471,914
      6.49%       11/21/00 ............  A-1      P-1      19,500     19,324,229
      6.49%       11/28/00 ............  A-1      P-1      15,000     14,845,863
                                                                  --------------
                                                                     571,194,145
                                                                  --------------
UTILITIES -- 1.7%
   National Rural Utilities CFC:
      6.48%       11/29/00 ............  A-1+     P-1      16,400     16,228,784
      6.22%       12/1/00 .............  A-1+     P-1      25,000     24,740,833
      6.47%       3/14/01 .............  A-1+     P-1      18,600     18,055,118
      6.45%       3/29/01 .............  A-1+     P-1      48,000     46,469,200
                                                                  --------------
                                                                     105,493,935
                                                                  --------------
TOTAL COMMERCIAL PAPER (Amortized Cost $3,957,185,342)             3,957,185,342
                                                                  --------------
--------------------------------------------------------------------------------
 FLOATING RATE - NOTE -- 20.3%
--------------------------------------------------------------------------------
   American Express Co.:
      6.582%      2/23/01 .............  A-1      P-1      30,000     30,000,000
      6.59%       5/9/01 ..............  A-1      P-1      25,000     25,000,000
   Associates Corporation of North America:
      6.564%      1/12/01 .............  A-1      P-1      30,000     29,998,174
      6.523%      3/16/01 .............  A-1      P-1      65,000     64,978,353
   AT & T Corporation:
      6.56%       3/8/01 ..............  A-1+     P-1      60,000     59,994,985
      6.63%       6/14/01 .............  A-1+     P-1      15,000     14,997,044
   Bank of America Corporation,
      6.73%       1/25/01 .............  A-1      P-1      35,000     35,000,000
   Bayerishe Hypotheka Vereinsbank,
      6.537%      2/26/01 .............  A-1+     P-1      50,000     49,990,145
   Bayerische Landesbank Girozentrale:
      6.585%      11/9/00 .............  A-1+     P-1      40,000     39,998,892
      6.54%       2/28/01 .............  A-1+     P-1      40,000     39,992,029
      6.541%      3/1/01 ..............  A-1+     P-1      40,000     39,991,961
   Chase Manhattan Corporation:
      7.002%      11/2/00 .............  A-1      P-1      35,000     35,009,643
      6.94%       11/17/00 ............  A-1      P-1      15,000     15,005,496
   Commerzbank A.G.:
      6.564%      4/20/01 .............  A-1+     P-1      25,000     24,995,967
      6.571%      4/26/01 .............  A-1+     P-1      25,000     24,995,852
   Compass Securitization LLC,
      6.603%      10/16/00 ............  A-1+     P-1      25,000     24,999,858

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                          SEPTEMBER 30, 2000
(UNAUDITED)
                                            Rating
                                        -------------       Par       Market
PRIME SERIES (continued)                S&P   Moody's      (000)      Value
--------------------------------------------------------------------------------
 FLOATINGRATE- NOTE (continued)
--------------------------------------------------------------------------------
   Credit Agricole Indosuez S.A.,
      6.61%       11/8/00 .............  A-1+     P-1     $35,000 $   34,999,965
   Credit Suisse First Boston, Inc.,
      6.68%       2/20/01 .............  A-1+     P-1      30,000     29,998,854
   Federal National Mortgage Association:
      6.45%       11/17/00 ............  A-1      P-1      10,000      9,998,630
      6.461%      11/22/00 ............  A-1      P-1      15,000     14,998,328
   Ford Motor Credit Co.,
      6.64%       11/22/00 ............  A-1      P-1      35,000     35,000,147
   Goldman Sachs Group, Inc.,
      6.898%      1/25/01 .............  A-1+     P-1      40,000     40,022,924
   J.P. Morgan Securities, Inc.,
      6.613%      3/16/01 .............  A-1      P-1      60,000     60,000,000
   John Deere B.V.,
      6.643%      10/20/00 ............  A-1      P-1      15,000     15,002,329
   Merrill Lynch & Co. Inc.:
      7.03%       1/12/01 .............  A-1      P-1      35,000     35,033,574
      6.603%      4/17/01 .............  A-1      P-1      50,000     49,997,130
      6.603%      4/18/01 .............  A-1      P-1      30,000     29,998,405
      6.81%       9/10/01 .............  A-1      P-1      20,000     20,013,858
   Morgan Stanley Dean Witter & Co.:
      6.21%       12/18/00 ............  A-1+     P-1      30,000     30,000,000
      6.775%      1/29/01 .............  A-1+     P-1      55,000     55,000,000
      6.603%      3/16/01 .............  A-1+     P-1      55,000     55,000,000
   National Rural Utilities CFC,
      6.62%       6/15/01 .............  A-1+     P-1      13,000     13,000,000
   SBC Communications Inc.:
      6.661%      5/1/01 ..............  A-1+     P-1      30,000     30,000,000
      6.63%       5/15/01 .............  A-1+     P-1      15,000     14,999,099
   Societe Generale,
      6.568%      1/19/01 .............  A-1+     P-1      45,000     44,992,030
   West Deutsche Landesbank Girozentrale,
      6.542%      2/26/01 .............  A-1+     P-1      55,000     54,989,159
   Westpac Banking Corporation,
      6.61%       9/13/01 .............  A-1+     P-1      25,000     24,996,509
                                                                  --------------
TOTAL FLOATING RATE - NOTE (Amortized Cost $1,252,989,340) ......  1,252,989,340
                                                                  --------------
--------------------------------------------------------------------------------
 CERTIFICATE OF DEPOSIT -- 2.0%
--------------------------------------------------------------------------------
   Bank of America N.A.,
      6.67%       10/6/00 .............  A-1+     P-1      20,000     20,000,000
      6.87%       1/19/01 .............  A-1+     P-1      30,000     30,000,000
   First Union National Bank of N.C.,
      6.95%       10/23/00 ............  A-1      P-1      31,000     31,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                              Rating
                                          -------------      Par       Market
                                          S&P   Moody's     (000)      Value
--------------------------------------------------------------------------------
 CERTIFICATE OF DEPOSIT -- (continued)
--------------------------------------------------------------------------------
   Suntrust Bank Inc.,
      6.64%       10/10/00 ............  A-1      P-1     $40,000 $   40,000,000
                                                                  --------------
TOTAL CERTIFICATE OF DEPOSIT  (Amortized Cost $121,000,000)          121,000,000
                                                                  --------------
--------------------------------------------------------------------------------
 EURO TIME DEPOSIT-CAYMAN -- 8.8%
--------------------------------------------------------------------------------
   Banca Commerciale Italiana Spa,
      6.69%       1/29/01 .............  A-1      P-1      25,000     25,000,000
   Banque Bruxelles Lambert,
      6.50%       10/6/00 .............  A-1+     P-1      25,000     25,000,000
   Bayerishe Hypotheka Vereinsbank:
      6.75%       2/26/01 .............  A-1+     P-1      45,000     45,000,000
      6.92%       3/26/01 .............  A-1+     P-1      25,000     25,000,000
   Commerzbank A.G.,
      7.04%       11/20/00 ............  A-1+     P-1      30,000     30,000,000
   Credit Agricole Indosuez S.A.,
      6.67%       10/13/00 ............  A-1+     P-1      50,000     50,000,000
   Credit Commercial De France,
      6.70%       2/28/01 .............  A-1      P-1      40,000     40,000,000
   Dexia Public Finance Bank S.A.,
      6.68%       11/3/00 .............  A-1+     P-1      40,000     40,000,000
   First Union National Bank of N.C.,
      6.97%       10/26/00 ............  A-1      P-1      25,000     25,000,000
   ING Bank N.V.,
      6.60%       12/7/00 .............  A-1+     P-1      25,000     25,000,000
   Landesbank Baden Wurttemberg:
      6.68%       10/13/00 ............  A-1+     P-1      50,000     50,000,000
      6.75%       2/28/01 .............  A-1+     P-1      40,000     40,000,000
   Norddeutsche Landesbank Girozentrale,
      6.70%       1/19/01 .............  A-1+     P-1      40,000     40,000,000
   Paribas SA,
      6.50%       10/6/00 .............  A-1      P-1      40,000     40,000,000
   Suntrust Bank Inc.,
      6.625%      10/2/00 .............  A-1      P-1      16,480     16,480,000
   Wells Fargo Bank
      6.71%       1/16/01 .............  A-1+     P-1      25,000     25,000,000
                                                                  --------------
TOTAL EURO TIME DEPOSIT-CAYMAN (Amortized Cost $541,480,000) ...     541,480,000
                                                                  --------------
--------------------------------------------------------------------------------
 FNMA -- 0.1%
--------------------------------------------------------------------------------
   Federal National Mortgage Association,
      6.35%       2/2/01 ..............  A-1+     P-1       5,000      4,998,219
                                                                  --------------
TOTAL FNMA (Amortized Cost $4,998,219) .........................       4,998,219
                                                                  --------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                              Rating
                                          -------------         Par      Market
PRIME SERIES (concluded)                  S&P   Moody's        (000)     Value
--------------------------------------------------------------------------------
 EURODOLLAR CERTIFICATES OF DEPOSIT -- 1.8%
--------------------------------------------------------------------------------
   Bank Austria A.G.,
      6.69%       10/24/00 ............  A-1+     P-1     $30,000 $   30,000,677
   Landesbank Baden Wurttemberg,
      6.65%       10/31/00 ............  A-1+     P-1      30,000     30,000,000
   Norddeutsche Landesbank Girozentrale,
      6.82%       1/8/01 ..............  A-1+     P-1      25,000     25,001,323
   Svenska Handelsbanken Inc.,
      6.60%       12/29/00 ............  A-1      P-1      25,000     25,000,601
                                                                  --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Amortized Cost $110,002,601) ................................     110,002,601
                                                                  --------------
--------------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT -- 1.8%
--------------------------------------------------------------------------------
   Bank Austria A.G.,
      6.55%       2/1/01 ..............  A-1+     P-1      10,000      9,998,412
   Bank of Nova Scotia,
      6.742%      2/16/01 .............  A-1      P-1      23,000     22,996,302
   BNP Paribas,
      6.70%       2/20/01 .............  A-1      P-1      20,000     19,996,335
   Bayerishe Hypotheka Vereinsbank,
      6.77%       2/22/01 .............  A-1+     P-1      20,000     19,996,285
   Commerzbank A.G.,
      6.70%       2/20/01 .............  A-1+     P-1      15,000     14,997,252
   Svenska Handelsbanken Inc.,
      6.77%       3/21/01 .............  A-1      P-1      25,000     24,995,583
                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Amortized Cost $112,980,169)   112,980,169
                                                                  --------------
TOTAL INVESTMENTS (Amortized Cost $6,100,635,671) .....   99.1%   $6,100,635,671
OTHER ASSETS IN EXCESS OF LIABILITIES .................    0.9        59,874,340
                                                         -----    --------------
NET ASSETS ............................................  100.0%   $6,160,510,011
                                                         =====    ==============
------------
a Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.

MOODY'S RATINGS:
  P-1  Commercial paper bearing this designation is of the best quality.
  P-2 Commercial paper bearing this designation have a strong ability for repayment of senior short-term debt obligations.

S&P RATINGS:
  A-1    Commercial  paper that has a strong degree of safety  regarding  timely
         payment.   Those  issues  determined  to  possess  very  strong  safety characteristics are denoted with a plus (+) sign.

     A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION.

SEE NOTES TO FINANCIAL STATEMENTS
14

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2000
(UNAUDITED)
                                         Maturity        Par
TREASURY SERIES                            Date         (000)             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 US TREASURY BILLSa -- 42.1%
--------------------------------------------------------------------------------
     5.965% ...........................  10/12/00      $ 6,345       $ 6,334,487
     5.985% ...........................  10/12/00        2,585         2,580,702
     6.075% ...........................  10/12/00        7,170         7,157,901
     6.09% ............................  10/12/00       10,635        10,617,009
     6.145% ...........................  10/12/00       27,000        26,953,912
     5.90% ............................  10/26/00          130           129,489
     5.985% ...........................  10/26/00       43,830        43,655,118
     5.93% ............................  11/9/00        15,180        15,084,982
     5.94% ............................  11/9/00         8,660         8,605,702
     6.10% ............................  11/24/00       28,000        27,748,544
     6.135% ...........................  11/24/00       30,420        30,145,244
     6.14% ............................  11/24/00       45,000        44,593,225
     6.135% ...........................  11/30/00       45,000        44,547,544
     5.985% ...........................  12/7/00        24,730        24,458,650
     6.105% ...........................  12/7/00        17,355        17,160,754
                                                                    ------------
TOTAL US TREASURY BILLS (Amortized Cost $309,773,263) ............  $309,773,263
                                                                    ------------
--------------------------------------------------------------------------------
 US TREASURY NOTES -- 57.2%
--------------------------------------------------------------------------------
     4.00% ............................  10/31/00      138,975       138,729,840
     5.75% ............................  11/15/00      158,345       158,234,389
     4.625% ...........................  11/30/00       22,985        22,922,567
     4.50% ............................  1/31/01        62,830        62,444,392
     5.25% ............................  1/31/01        28,000        27,893,606
     5.375% ...........................  2/15/01        10,000         9,965,801
                                                                    ------------
TOTAL US TREASURY NOTES (Amortized Cost $420,190,595)               $420,190,595
                                                                    ------------
TOTAL INVESTMENTS (Amortized Cost $729,963,858) ........  99.3%     $729,963,858
OTHER ASSETS IN EXCESS OF LIABILITIES ..................   0.7         5,262,716
                                                         -----      ------------
TOTALNET ASSETS ........................................ 100.0%     $735,226,574
                                                         =====      ============

--------------------
a US Treasury Bills are traded on a discount basic. The interest rate shown represents the yield at the purchase date.


SEE NOTES TO FINANCIAL STATEMENTS

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 2000
(UNAUDITED)
                                              Rating
                                         ---------------     Par       Market
TAX-FREE SERIES                          S&P     Moody's    (000)      Value
--------------------------------------------------------------------------------
 ALABAMA -- 0.9%
--------------------------------------------------------------------------------
   Alabama Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Heatherbrooke Project),
     (Guaranteed by FNMA), Variable Rate
     Weekly
     Demand Note, 5.60%, 6/15/26a ...... A-1+      --     $ 9,900    $ 9,900,000
   Alabama Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Rime Village Hoover Project),
     (Guaranteed by FNMA), Variable Rate
     Weekly Demand Note,
     5.60%, 6/15/26a ................... A-1+      --       5,800      5,800,000
                                                                     -----------
                                                                      15,700,000
                                                                     -----------
--------------------------------------------------------------------------------
 ARIZONA -- 1.4%
--------------------------------------------------------------------------------
   Mesa, Arizona, Industrial Development
     Authority Revenue, Discovery Health
     System, Series B, (MBIA Insured),
     Variable Rate Weekly Demand Note,
     5.55%, 1/1/29a .................... A-1+   VMIG-1    19,200      19,200,000
   Salt River, Arizona, Agricultural
     Improvements and Power District
     Electric Systems Revenue, (Salt
     River Project), Refunding RB,
     Series A,
     5.50%, 1/1/01 ..................... AA       Aa2      5,000       5,016,125
                                                                     -----------
                                                                      24,216,125
                                                                     -----------
--------------------------------------------------------------------------------
 COLORADO -- 2.5%
--------------------------------------------------------------------------------
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Central Park Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand
     Note, 5.55%, 10/15/16a ............ A-1+      --        600         600,000
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Diamond Project), (Guaranteed by
     FNMA), Variable Rate Weekly Demand
     Note, 5.55%, 10/15/16a ............ A-1+      --      1,200       1,200,000
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Greenwood Project), (Guaranteed by
     FNMA), Variable Rate Weekly Demand
     Note, 5.55%, 10/15/16a ............ A-1+      --      4,300       4,300,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 COLORADO (continued)
--------------------------------------------------------------------------------
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Huntington Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand
     Note, 5.55%, 10/15/16a ............ A-1+     --     $ 2,400   $   2,400,000
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Loretto Project), (Guaranteed by
     FNMA), Variable Rate Weekly Demand
     Note, 5.55%, 10/15/16a ............ A-1+     --       8,900       8,900,000
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (Silver Reef Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand
     Note, 5.55%, 10/15/16a ............ A-1+     --       9,490       9,490,000
   Colorado Housing Finance Authority,
     Multi-family Housing, Refunding RB,
     (St. Moritz Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand
     Note, 5.55%, 10/15/16a ............ A-1+     --       4,800       4,800,000
   Colorado State, TRAN,
     5.00%, 6/27/01 .................... A-1+     --      10,000      10,048,270
                                                                   -------------
                                                                      41,738,270
                                                                   -------------
--------------------------------------------------------------------------------
 CONNECTICUT -- 0.1%
--------------------------------------------------------------------------------
   Connecticut State, Special
     Assignment, Unemployment
     Compensation, Series A, (AMBAC
     Insured), Revenue
     Bond, 4.60%, 11/15/00 ............. AAA      Aaa      1,895       1,895,698
                                                                   -------------
--------------------------------------------------------------------------------
 DELAWARE -- 0.5%
--------------------------------------------------------------------------------
   Delaware State, G.O. Prerefunded:
     4/01/01 @ 102,
     6.50%, 4/1/09 ..................... AAA      Aaa      1,500       1,545,385
   Delaware State, G.O., Series A:
     5.00%, 1/1/01 ..................... AAA      Aaa      4,000       4,007,342
     5.70%, 3/1/01 ..................... AAA      Aaa      2,000       2,011,555
   Delaware State, G.O.,
     6.125%, 4/1/01 .................... AAA      Aaa      1,000       1,009,043
                                                                   -------------
                                                                       8,573,325
                                                                   -------------

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 FLORIDA -- 3.3%
--------------------------------------------------------------------------------
   Florida State Municipal Power Agency
     Revenue, (Stanton II Project),
     (AMBAC Insured), Variable Rate
     Weekly
     Demand Note, 5.45%, 10/1/27a ...... A-1       Aaa     $13,400   $13,400,000
   Florida State, G.O., Board of
     Education, Capital Outlay, Public
     Education, Series A, Prerefunded
     06/01/01 @ 101,
     6.75%, 6/1/21 ..................... AAA       Aaa       5,000     5,127,272
   Jacksonville, Florida, Electricity
     Authority, Series A, Variable Rate
     Daily
     Demand Note, 5.60%, 10/1/10a ...... A-1+    VMIG-1      5,200     5,200,000
   Jacksonville, Florida, Electricity
     Authority, Series B, Variable Rate
     Daily
     Demand Note, 5.60%, 10/1/10a ...... A-1+    VMIG-1      2,100     2,100,000
   Jacksonville, Florida, Electricity
     Authority, Series C, Variable Rate
     Daily
     Demand Note, 5.60%, 10/1/10a ...... A-1+    VMIG-1        160       160,000
   Pinellas County, Florida, Health
     Facilities Revenue Authority,
     Refunding RB, (Pooled Hospital
     Loans Program), (AMBAC Insured),
     Variable Daily
     Demand Note, 5.60%, 12/1/15a ...... A-1+    VMIG-1     27,790    27,790,000
   Tampa Health Facilities Authority RB,
     (Lifelink Foundation Inc. Project),
     (LOC: SunTrust Bank), Variable Rate
     Weekly Demand Note,
     5.60%, 8/1/22a .................... A-1+    VMIG-1      1,400     1,400,000
                                                                     -----------
                                                                      55,177,272
                                                                     -----------
--------------------------------------------------------------------------------
 GEORGIA -- 11.8%
--------------------------------------------------------------------------------
   Burke County, Georgia, Pollution
     Control Revenue Authority,
     Refunding RB, (Oglethorpe Power),
     Series A, (AMBAC Insured), Variable
     Rate Daily
     Demand Note, 5.60%, 1/1/20a ......  A-1+     Aaa       14,145    14,145,000
   Burke County, Georgia, Pollution
     Control Revenue Authority,
     Refunding RB, (Oglethorpe Power),
     Series B, (AMBAC Insured), Variable
     Rate Daily
     Demand Note, 5.60%, 1/1/20a ......  A-1+     Aaa       11,200    11,200,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 GEORGIA (continued)
--------------------------------------------------------------------------------
   Burke County, Georgia, (Oglethorpe
     Power), (AMBAC Insured), Variable
     Rate Demand Bond, (Tax Exempt
     Commercial Paper Mode):
     4.25%, 11/8/00 .................... A-1+    VMIG-1    $ 3,000  $  3,000,000
     4.10%, 11/10/00 ................... A-1+    VMIG-1     11,000    11,000,000
     4.15%, 12/8/00 .................... A-1+    VMIG-1      1,000     1,000,000
   Cobb County, Georgia, Housing
     Authority, Refunding RB, (Post Mill
     Project), (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     5.60%, 6/1/25a .................... A-1+       --       9,380     9,380,000
   Columbus County, Georgia, Housing
     Authority Revenue, (Columbus State
     University Foundation, Inc.), (LOC:
     SunTrust Bank), Variable Rate
     Weekly
     Demand Note, 5.60%, 11/1/17a ...... --         Aa3      3,500     3,500,000
   De Kalb County, Georgia, Housing
     Authority, Multi-family Housing,
     Refunding RB, (Camden Brook
     Project), (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     5.65%, 6/15/25a ................... A-1+       --       5,700     5,700,000
   De Kalb County, Georgia, Housing
     Authority, Multi-family Housing,
     Refunding RB, (Clairmont Crest
     Project), (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     5.65%, 6/15/25a ................... A-1+       --       1,700     1,700,000
   De Kalb County, Georgia, Housing
     Authority, Multi-family Housing,
     Refunding RB, (Post Ashford
     Project), (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     5.60%, 6/1/25a .................... A-1+       --       8,895     8,895,000
   Fulco, Georgia, Hospital Authority,
     Refunding RB, (Piedmont Hospital
     Project), (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note,
     5.55%, 3/1/24a .................... A-1+     VMIG-1     3,000     3,000,000
   Fulton County, Georgia, Development
     Authority Revenue, (Georgia Tech
     Athletic Association Project),
     (LOC: SunTrust Bank), Variable Rate
     Weekly
     Demand Note, 5.60%, 7/1/14a ....... --         Aa3      7,850     7,850,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 GEORGIA (continued)
--------------------------------------------------------------------------------
   Georgia State, G.O., Series B:
     7.20%, 3/1/01 ..................... AAA      Aaa      $ 2,600  $  2,631,058
     6.25%, 4/1/01 ..................... AAA      Aaa        3,665     3,701,290
   Georgia State, G.O., Series F,
     6.00%, 12/1/00 .................... AAA      Aaa        3,200     3,209,624
   Macon-Bibb County, Georgia, Hospital
     Authority Revenue, (Medical Center
     of Central Georgia), (LOC: SunTrust
     Bank), Variable Rate Weekly Demand
     Note:
     5.60%, 8/1/18a .................... --       Aa3        2,800     2,800,000
     5.60%, 12/1/18a ................... A-1+     Aa3        5,000     5,000,000
   Metropolitan Atlanta Rapid
     Transportation Authority, Georgia,
     Sales Tax Revenue, Series A, (LOC:
     Bayerische Landesbank 50%,
     Westdeutsche Landesbank 50%),
     Variable Rate Weekly Demand Note,
     5.55%, 7/1/25a .................... A-1+   VMIG-1      10,000    10,000,000
   Metropolitan Atlanta Rapid
     Transportation Authority, Georgia,
     Sales Tax Revenue, Series B, (LOC:
     Bayerische Landesbank 50%,
     Westdeutsche Landesbank 50%),
     Variable Rate Weekly Demand Note,
     5.40%, 7/1/25a .................... A-1+   VMIG-1       3,000     3,000,000
   Monroe County, Georgia, Pollution
     Control Revenue Authority,
     Refunding RB, (Oglethorpe Power),
     Series B, (AMBAC Insured), Variable
     Rate Daily
     Demand Note, 5.60%, 1/1/20a ....... A-1+     Aaa        1,700     1,700,000
   Municipal Electric Authority,
     Georgia, Refunding RB, (General
     Resolution Project), (LOC:
     Landesbank-Hessen-Thuringen),
     Variable Rate Weekly
     Demand Note, 5.40%, 6/1/20a ....... A-1+   VMIG-1       6,750     6,750,000
   Municipal Electric Authority,
     Georgia, Refunding RB, (LOC: ABN
     AMRO Bank N.V.), Variable Rate
     Weekly Demand Note:
     5.40%, 1/1/16a .................... A-1+   VMIG-1       2,000     2,000,000
     5.40%, 1/1/20a .................... A-1+   VMIG-1       2,700     2,700,000
   Municipal Electric Authority,
     Georgia, Refunding RB, (LOC:
     Bayerische Landesbank), Variable
     Rate Weekly
     Demand Note, 5.60%, 3/1/20a ....... A-1+   VMIG-1       4,000     4,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 GEORGIA (continued)
--------------------------------------------------------------------------------
   Municipal Electric Authority,
     Georgia, Refunding RB, (LOC: ABN
     AMRO Bank N.V.), Variable Rate
     Weekly
     Demand Note, 5.55%, 1/1/26a ....... A-1+   VMIG-1    $ 9,700   $  9,700,000
   Municipal Electric Authority,
     Georgia, (LOC: Morgan Stanley) Tax
     Exempt Commercial Paper:
     4.00%, 10/6/00 .................... A-1+   VMIG-1     15,000     15,000,000
     4.20%, 10/12/00 ................... A-1+   VMIG-1      5,000      5,000,000
     4.20%, 11/7/00 .................... A-1+   VMIG-1      6,000      6,000,000
     4.20%, 11/7/00 .................... A-1+   VMIG-1     10,650     10,650,000
     4.20%, 12/8/00 .................... A-1+   VMIG-1      2,100      2,100,000
     4.15%, 12/8/00 .................... A-1+   VMIG-1      2,000      2,000,000
   Roswell Housing Authority,
     Multi-family Housing, Refunding RB,
     (Post Canyon Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand Note,
     5.60%, 6/1/25a .................... A-1+      --       8,500      8,500,000
   Smyrna Housing Authority,
     Multi-family Housing, Refunding RB,
     (F&M Villages Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand Note,
     5.60%, 6/6/25a .................... A-1+      --      13,700     13,700,000
                                                                    ------------
                                                                     200,511,972
                                                                    ------------
--------------------------------------------------------------------------------
 IDAHO -- 0.2%
--------------------------------------------------------------------------------
   Idaho State, TAN, G.O.,
     5.375%, 6/29/01 ................... A-1+     MIG-1     3,000      3,021,344
                                                                    ------------
--------------------------------------------------------------------------------
 ILLINOIS -- 10.9%
--------------------------------------------------------------------------------
   Chicago, Illinois, G.O., (LOC:
     Westdeutsche Landesbank),
     4.00%, 10/26/00 ................... A-1+    VMIG-1     6,500      6,500,000
   Chicago, Illinois, G.O., Metropolitan
     Water Reclamation District,
     4.80%, 12/1/00 .................... AA        Aa1      1,000      1,001,108
   Chicago, Illinois, G.O., Series A-2,
     (AMBAC Insured),
     5.25%, 1/1/01 ..................... AAA       Aaa      4,510      4,521,497
   Illinois Development Finance
     Authority Revenue, (Chicago
     Symphony Orchestra), (LOC: Northern
     Trust Co.), Variable Rate Weekly
     Demand
     Note, 5.40%, 12/1/28a ............. A-1+    VMIG-1    11,300     11,300,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 ILLINOIS (continued)
--------------------------------------------------------------------------------
   Illinois Development Finance
     Authority Revenue, (Fenwick High
     School Project), (LOC: Northern
     Trust Co.), Variable Rate Weekly
     Demand Note,
     5.50%, 3/1/32a ...................  A-1+      --     $ 8,200   $  8,200,000
   Illinois Development Finance
     Authority, (Chicago Symphony
     Project), (LOC: Bank One), Variable
     Rate Weekly
     Demand Note, 5.40%, 12/1/33a .....  A-1       --       7,000      7,000,000
   Illinois Development Finance
     Authority, (Jewish Federation
     Project), (AMBAC Insured), Variable
     Rate Weekly
     Demand Note, 5.65%, 9/1/24a ......  --      VMIG-1     8,595      8,595,000
   Illinois Development Finance
     Authority, Pollution Control
     Revenue, (Commonwealth Edison
     Company Project), Series C, (LOC:
     ABN AMRO Bank N.V.), Variable Rate
     Weekly
     Demand Note, 5.60%, 3/1/09a ......  A-1+     P-1      17,700     17,700,000
   Illinois Development Finance
     Authority, Pollution Control
     Revenue, Refunding RB, (Illinois
     Power Company Project), Series A,
     (LOC: ABN AMRO Bank N.V.), Variable
    Rate Weekly Demand
     Note, 5.55%, 11/1/28a ............  A-1+    VMIG-1     4,500      4,500,000
   Illinois Development Finance
     Authority, Pollution Control
     Revenue, (Illinois Power Company
     Project), Series B, (LOC: ABN AMRO
     Bank N.V.), Variable Rate Weekly
     Demand Note,
     5.55%, 11/1/28a ..................  A-1+    VMIG-1     6,100      6,100,000
   Illinois Educational Facilities
     Authority, (Field Museum of Natural
     History), (LOC: Northern Trust
     Co.), Mandatory Put 3/7/01 @ 100,
     4.30%, 11/1/25 ...................  --      VMIG-1     5,000      5,000,000
   Illinois Educational Facilities
     Authority, University of Chicago,
     Variable Rate Demand Note, (Tax
     Exempt Commercial Paper Mode),
     4.25%, 12/14/00 ..................  A-1+      P-1     10,000     10,000,000
   Illinois Health Facilities Authority,
     (Evanston Hospital Corporation),
     Series A, Mandatory Put
     7/31/01 @ 100,
     4.45%, 3/15/25 ...................  A-1+    VMIG-1     7,000      7,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 ILLINOIS (continued)
--------------------------------------------------------------------------------
   Illinois Health Facilities Authority,
     (Gottlieb Health Resources, Inc.),
     (LOC: Harris Trust and Savings
     Bank), Variable Rate Weekly Demand
     Note:
     5.50%, 11/15/24a .................. --     VMIG-1    $ 3,300   $  3,300,000
     5.50%, 11/15/25a .................. --     VMIG-1     13,800     13,800,000
   Illinois Health Facilities Authority,
     Refunding RB, (The Carle
     Foundation), Series B, (AMBAC
     Insured), Variable Rate Weekly
     Demand Note,
     5.60%, 7/1/28a .................... A-1+   VMIG-1      5,800      5,800,000
   Illinois Health Facilities Authority,
     (Northwestern Memorial Hospital),
     Variable Rate Daily Demand Note,
     5.60%, 8/15/25a ................... A-1+   VMIG-1     24,700     24,700,000
   Illinois Health Facilities Authority,
     Revolving Fund, Pooled Financing
     Program, (University of Chicago
     Project), Mandatory Put
     03/07/01 @ 100,
     4.35%, 8/1/15 ..................... A-1+   VMIG-1      9,900      9,900,000
   Illinois Housing Development
     Authority, Multi-family Revenue,
     (Lakeshore Plaza), Series A, (MBIA
     Insured), Variable Rate Weekly
     Demand Note,
     5.55%, 7/1/27a .................... A-1    VMIG-1      9,200      9,200,000
   Illinois State, G.O.
     4.75%, 1/1/01 ..................... AA       Aa2       4,500      4,506,362
   Schaumburg, Illinois, Multi-family
     Housing, Refunding RB, (FNMA
     Guaranteed), Variable Rate Weekly
     Demand Note, 5.35%, 12/15/29a ..... A-1+     --       10,485     10,485,000
   Schaumburg, Illinois, G.O., Series A,
     Variable Rate Weekly Demand Note,
     5.55%, 12/1/13a ................... A-1+   VMIG-1      5,100      5,100,000
                                                                    ------------
                                                                     184,208,967
                                                                    ------------
--------------------------------------------------------------------------------
 INDIANA -- 1.2%
--------------------------------------------------------------------------------
   Indiana Municipal Power Agency, Power
     Supplies System Revenue, Refunding
     RB, Series A, (LOC: Toronto
     Dominion Bank), Variable Rate
     Weekly
     Demand Note, 5.45%, 1/1/18a ....... A-1+    VMIG-1     1,200      1,200,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 INDIANA (continued)
--------------------------------------------------------------------------------
   Purdue University, Student Fee Bonds,
     Series K, Variable Rate Weekly
     Demand Note, 5.80%, 7/1/20a ....... A-1+    VMIG-1   $ 8,700   $  8,700,000
   Purdue University, Student Fee Bonds,
     Series L, Variable Rate Weekly
     Demand Note, 5.80%, 7/1/20a ....... A-1+    VMIG-1    11,225     11,225,000
                                                                    ------------
                                                                      21,125,000
                                                                    ------------
--------------------------------------------------------------------------------
 IOWA -- 0.4%
--------------------------------------------------------------------------------
   Iowa Finance Authority, Hospital
     Facilities Revenue, (Iowa Health
     System), Series B, (AMBAC Insured),
     Variable Rate Weekly Demand Note:
     5.60%, 7/1/15a .................... A-1+    VMIG-1     2,400      2,400,000
     5.60%, 7/1/20a .................... A-1+    VMIG-1     4,300      4,300,000
                                                                    ------------
                                                                       6,700,000
                                                                    ------------
--------------------------------------------------------------------------------
 KANSAS -- 0.1%
--------------------------------------------------------------------------------
   Johnson County, Kansas, G.O., School
     District, Series A,
     5.90%, 10/1/00 .................... AA        Aa1      1,000      1,000,000
                                                                    ------------
--------------------------------------------------------------------------------
 KENTUCKY -- 0.4%
--------------------------------------------------------------------------------
   Kentucky Asset/Liability Commission,
     General Fund, TRAN, Series A,
     5.25%, 6/27/01 .................... SP-1+    MIG-1     6,000      6,029,920
                                                                    ------------
--------------------------------------------------------------------------------
 MARYLAND -- 5.3%
--------------------------------------------------------------------------------
   Community Development Administration
     Multi-family Development, Refunding
     RB, (Avalon Ridge Apartments
     Project), (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     5.35%, 6/15/26a ................... --      VMIG-1    18,515     18,515,000
   Frederick County, Maryland, BAN,
     Variable Rate Weekly Demand Note,
     5.40%, 10/1/07a ................... A-1+    VMIG-1     1,200      1,200,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 MARYLAND (continued)
--------------------------------------------------------------------------------
   Maryland State Health & Higher
     Educational Facilities Authority,
     (LOC: First National Bank),
     Variable Rate Weekly Demand Note,
     5.55%, 7/1/24a .................... A-1       --     $ 4,900   $  4,900,000
   Maryland State Health & Hospital
     Authority, Lease Revenue, (Johns
     Hopkins Hospital), Series A, (LOC:
     Canadian Imperial Bank), Variable
     Rate Weekly Demand Note,
     5.50%, 7/1/27a .................... A-1+    VMIG-1    23,700     23,700,000
   Maryland State, G.O.,
     6.50%, 3/1/01 ..................... AAA       Aaa      1,080      1,089,756
   Montgomery County, Maryland, G.O.,
     6.30%, 4/1/01 ..................... AAA       Aaa      2,250      2,272,351
   Montgomery County, Maryland, G.O.,
     Series A,
     4.875%, 5/1/01 .................... AAA       Aaa      5,000      5,018,240
   Montgomery County, Maryland, Tax
     Exempt Commercial Paper,
     4.05%, 11/9/00 .................... A-1+      P-1      9,200      9,200,000
     4.05%, 11/9/00 .................... A-1+      P-1     14,300     14,300,000
     4.15%, 11/9/00 .................... A-1+      P-1      4,200      4,200,000
   Washington Suburban Sanitary
     District, G.O., (General
     Construction),
     7.00%, 6/1/01 ..................... AA        Aa1      1,480      1,501,224
   Washington Suburban Sanitary
     District, G.O., Variable Rate
     Weekly Demand
     Note, 5.40%, 8/1/04a .............. A-1+    VMIG-1     4,445      4,445,000
                                                                    ------------
                                                                      90,341,571
                                                                    ------------
--------------------------------------------------------------------------------
 MASSACHUSETTS -- 3.5%
--------------------------------------------------------------------------------
   Massachusetts State, G.O., Series A,
     Variable Rate Weekly Demand Note,
     5.30%, 9/1/16a .................... A-1+    VMIG-1     4,700      4,700,000
   Massachusetts State, G.O., Series B,
     Variable Rate Weekly Demand Note,
     5.30%, 9/1/16a .................... A-1+    VMIG-1    53,800     53,800,000
                                                                    ------------
                                                                      58,500,000
                                                                    ------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 MICHIGAN -- 2.8%
--------------------------------------------------------------------------------
   Detroit, Michigan, Water Supply
     Systems, (FGIC Insured), Variable
     Rate Weekly
     Demand Note, 5.55%, 7/1/13a ....... A-1+    VMIG-1   $ 2,000   $  2,000,000
   Michigan State University, General
     Revenue, Series A-2, Variable Rate
     Weekly Demand Note,
     5.50%, 8/15/22a ................... A-1+     MIG-1    15,800     15,800,000
   Michigan State, Building Authority,
     (LOC: CIBC 33.3%, Commerzbank
     33.3%, Bank of New York 33.4%) Tax
     Exempt Commercial Paper,
     4.35%, 10/26/00 ................... A-1+      P-1     12,000     12,000,000
   Michigan State, Strategic Fund,
     (Detroit Edison Co.), (LOC:
     Barclays Bank), Variable Rate Daily
     Demand Note,
     5.60%, 9/1/30a .................... A-1+      P-1      7,950      7,950,000
   Monroe County, Michigan, Economic
     Development Corporation, (Detroit
     Edison Co.), Series CC, (LOC:
     Barclays Bank), Variable Rate Daily
     Demand Note, 5.60%, 10/1/24a ...... --        P-1      5,400      5,400,000
   University of Michigan, Tax Exempt
     Commercial Paper,
     4.25%, 10/5/00 .................... A-1+      P-1      5,000      5,000,000
                                                                    ------------
                                                                      48,150,000
                                                                    ------------
--------------------------------------------------------------------------------
 MINNESOTA -- 3.8%
--------------------------------------------------------------------------------
   Minneapolis, Minnesota, G.O.:
     5.60%, 10/1/00 ...................  AAA       Aaa      1,000      1,000,000
     4.50%, 12/1/00 ...................  AAA       Aaa      8,000      8,004,497
   Minneapolis, Minnesota, G.O., (St.
     Paul Metropolitan Area), Series C,
     4.75%, 2/1/01 ....................  AAA       Aaa      1,385      1,387,385
   Minnesota Public Facilities
     Authority, (Water Pollution Control
     Revenue), RB,
     5.00%, 3/1/01 ....................  AAA       Aaa      5,220      5,236,825
   Minnesota Public Facilities
     Authority, (Water Pollution Control
     Revenue), RB,
     5.00%, 3/1/01 ....................  AAA       Aaa      1,160      1,162,833
   Minnesota State, G.O.,
     5.50%, 6/1/01 ....................  AAA       Aaa     10,000     10,071,873
   University of Minnesota, Series A,
     Variable Rate Weekly Demand Note,
     5.45%, 1/1/34a ...................  A-1+    VMIG-1    36,920     36,920,000
                                                                    ------------
                                                                      63,783,413
                                                                    ------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 MISSISSIPPI -- 0.4%
--------------------------------------------------------------------------------
   Jackson County, Mississippi,
     Pollution Control Revenue, (Chevron
     USA Inc. Project), (Guaranteed by
     Chevron), Variable Rate Daily
     Demand Note:
     5.50%, 12/1/16a ..................  --       VMG-1   $ 1,500   $  1,500,000
     5.50%, 6/1/23a ...................  --        P-1      5,850      5,850,000
                                                                    ------------
                                                                       7,350,000
                                                                    ------------
--------------------------------------------------------------------------------
 MISSOURI -- 3.3%
--------------------------------------------------------------------------------
   Bi-State Development Agency,
     Missouri, St. Clair County, (MBIA
     Insured), Variable Rate Weekly
     Demand Note,
     5.45%, 7/1/28a .................... A-1+       --     26,400     26,400,000
   Missouri State, Health & Educational
     Facilities Authority, (Barnes
     Hospital Project), (LOC: Morgan
     Guaranty Trust), Variable Rate
     Weekly Demand Note,
     5.60%, 12/1/15a ................... A-1+    VMIG-1     7,900      7,900,000
   Missouri State, Health & Educational
     Facilities Authority, (Washington
     University), Series B, (LOC: Morgan
     Guaranty Trust), Variable Rate
     Daily Demand Note, 5.55%, 9/1/30a
     A-1+ VMIG-1 10,400 10,400,000
   Missouri State, Health & Educational
     Facilities Authority, Medical
     Research Facilities, (Stowers
     Institution), Variable Rate Weekly
     Demand Note,
     5.65%, 7/1/35 ..................... A-1+    VMIG-1     8,000      8,000,000
   University of Missouri, (Capital
     Projects Notes), RAN,
     5.25%, 6/29/01 .................... SP-1+    MIG1      3,000      3,019,139
                                                                    ------------
                                                                      55,719,139
                                                                    ------------
--------------------------------------------------------------------------------
 MONTANA -- 1.6%
--------------------------------------------------------------------------------
   Forsyth, Montana, Pollution Control
     Revenue, Refunding RB, (Pacificorp
     Project), (LOC: Rabobank
     Nederland), Variable Rate Daily
     Demand Note,
     5.55%, 1/1/18a .................... A-1+      P-1     26,675     26,675,000
                                                                    ------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 NEVADA -- 2.2%
--------------------------------------------------------------------------------
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt Commercial
     Paper:
     4.00%, 10/12/00 ................... A-1+      P-1    $ 4,000   $  4,000,000
     4.25%, 11/8/00 .................... A-1+      P-1      2,000      2,000,000
     4.25%, 11/10/00 ................... A-1+      P-1      9,000      9,000,000
     4.25%, 12/6/00 .................... A-1+      P-1     14,100     14,100,000
     4.25%, 12/8/00 .................... A-1+      P-1      2,000      2,000,000
     4.20%, 12/8/00 .................... A-1+      P-1      1,000      1,000,000
     4.25%, 1/17/01 .................... A-1+      P-1      5,000      5,000,000
                                                                    ------------
                                                                      37,100,000
                                                                    ------------
--------------------------------------------------------------------------------
 NEW MEXICO -- 1.7%
--------------------------------------------------------------------------------
   Farmington, New Mexico, Pollution
     Control Revenue, Refunding RB,
     (Arizona Public Service Company),
     Series B, (LOC: Barclays Bank),
     Variable Rate Daily Demand Note,
     5.55%, 9/1/24a .................... A-1+      P-1      2,400      2,400,000
   Farmington, New Mexico, Refunding RB,
     (Arizona Public Service Company),
   Series A, (LOC: Barclays Bank),
     Variable Rate Daily Demand Note,
     6.00%, 5/1/24a .................... A-1+      P-1      1,100      1,100,000
   New Mexico State Severance Tax,
     Series A, RB,
     5.00%, 7/1/01 ..................... A-1+      P-1      6,425      6,445,798
   New Mexico State, TRAN,
     5.00%, 6/29/01 .................... SP-1+    MIG-1    18,000     18,089,316
                                                                    ------------
                                                                      28,035,114
                                                                    ------------
--------------------------------------------------------------------------------
 NEW YORK -- 12.8%
--------------------------------------------------------------------------------
   Long Island Power Authority, New
     York, Electric System Revenue,
     (LOC: Westdeutsche Landesbank 50%,
     Bayerische Landesbank 50%),
     Variable Rate Demand Bonds, (Tax
     Exempt Commercial Paper Mode),
     4.20%, 10/11/00 ...................   --       --      7,000      7,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 NEW YORK (continued)
--------------------------------------------------------------------------------
   Long Island Power Authority, New
     York, Electric System Revenue,
     Sub-Series 6, (LOC: ABN Ambro Bank
     N.V. 50%, Morgan Guaranty Trust
     50%), Variable Rate Daily Demand
     Note,
     5.45%, 5/1/33a .................... A-1+   VMIG-1    $10,860   $ 10,860,000
   Long Island Power Authority, New
     York, Electric System Revenue,
     Sub-Series 2, (LOC: Westdeutsche
     Landesbank 50%, Bayerische
     Landesbank 50%) Variable Rate
     Weekly Demand Note,
     5.25%, 5/1/33a .................... A-1+   VMIG-1     24,400     24,400,000
   Long Island Power Authority, New
     York, Electrical System Revenue,
     Series 5, (LOC: ABN Amro Bank N.V.
     50%, Morgan Guaranty Trust 50%),
     Variable Rate Daily Demand Note,
     5.50%, 5/1/33a .................... A-1+   VMIG-1      3,900      3,900,000
   New York City, New York, BAN,
     Transitional Finance Authority
     Revenue, Series 3,
     4.75%, 11/1/00 .................... SP-1+   MIG-1     18,000     18,005,972
   New York City, New York, Municipal
     Water Finance Authority, Water and
     Sewer System Revenue, Series A,
     (FGIC Insured), Variable Rate Daily
     Demand Note, 5.50%, 6/15/25a ...... A-1+   VMIG-1     13,625     13,625,000
   New York City, New York, Transitional
     Finance Authority Revenue, (Future
     Tax Secured), Sub-Series B-2,
     Variable Rate Daily Demand Note,
     5.55%, 11/1/26a ................... A-1+   VMIG-1      4,500      4,500,000
   New York City, New York, Transitional
     Finance Authority Revenue, (Future
     Tax Secured), Series C, Variable
     Rate Daily Demand Note,
     5.55%, 5/1/28a .................... --     VMIG-1      9,300      9,300,000
   New York City, New York, Transitional
     Finance Authority Revenue,
     Sub-Series B-1, Variable Rate Daily
     Demand Note,
     5.55%, 11/1/27a ................... A-1+   VMIG-1      5,700      5,700,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 NEW YORK (continued)
--------------------------------------------------------------------------------
   New York City, New York, Municipal
     Water Finance Authority, Series 5,
     (LOC: Bayerische Landesbank 33.3%,
     Helaba 33.3%, Westdeutsche
     Landesbank 33.4%) Tax Exempt
     Commercial Paper:
     4.20%, 10/5/00 .................... A-1+     P-1     $14,700   $ 14,700,000
     4.25%, 10/12/00 ................... A-1+     P-1       9,000      9,000,000
   New York State Thruway Authority,
     Highway & Bridge Fund, Series B,
     (FSA Insured),
     5.00%, 4/1/01 ..................... AAA      Aaa       7,630      7,654,768
   New York State Thruway Authority, Tax
     Exempt Commercial Paper:
     4.20%, 10/5/00 .................... AAA      Aaa       8,500      8,500,000
     4.15%, 11/7/00 .................... AAA      Aaa       8,000      8,000,000
     4.20%, 12/11/00 ................... AAA      Aaa       2,800      2,800,000
   New York State, Dormitory Authority,
     (Public Library), Series A, (MBIA
     Insured) Variable Rate Weekly
     Demand Note,
     5.25%, 7/1/28a .................... A-1    VMIG-1     13,720     13,720,000
   New York State, Energy Research and
     Development Authority, Pollution
     Control Revenue, (LOC: Bank One),
     Variable Rate Daily Demand Note,
     5.55%, 10/1/29a ................... A-1    VMIG-1        400        400,000
   New York State, Housing Finance
     Agency, Service Contract Obligation
     Revenue, Series A, (LOC:
     Commerzbank), Variable Rate Weekly
     Demand Note,
     5.40%, 3/15/27a ................... A-1+   VMIG-1     11,200     11,200,000
   New York State, Local Assistance
     Corporation, Series B, Prerefunded
     4/01/01 @102,
     7.50%, 4/1/20 ..................... AAA      Aaa       2,075      2,147,944
   New York State, Local Government
     Assistance Corporation, Series B
     (LOC: Westdeutsche Landesbank 50%,
     Bayerische Landesbank 50%) Variable
     Rate Weekly Demand Note,
     5.25%, 4/1/23a .................... A-1+   VMIG-1     11,700     11,700,000
   New York, New York, G.O., Series B,
     (FGIC Insured), Variable Rate Daily
     Demand Note, 5.50%, 10/1/20a ...... A-1+   VMIG-1      2,600      2,600,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 NEW YORK (continued)
--------------------------------------------------------------------------------
   New York, New York, Housing
     Development Multi-family Housing,
     Series A, Variable Rate Weekly
     Demand Note,
     5.30%, 11/15/19 ................... A-1+      --     $19,000  $  19,000,000
   New York, New York, Sub-Series A-10,
     (LOC: Morgan Guaranty), Variable
     Rate Daily Demand Note,
     5.50%, 8/1/16a .................... A-1+    VMIG-1       400        400,000
   New York, New York, Sub-Series B-2,
     (LOC: Morgan Guaranty), Variable
     Rate Daily Demand Note,
     5.55%, 8/15/20a ................... A-1+    VMIG-1     3,200      3,200,000
   Triborough Bridge & Tunnel Authority,
     New York, Series C, (AMBAC
     Insured), Variable Rate Weekly
     Demand Note,
     5.30%, 1/1/13a .................... A-1+    VMIG-1     4,700      4,700,000
                                                                    ------------
                                                                     217,013,684
                                                                    ------------
--------------------------------------------------------------------------------
 NORTH CAROLINA -- 4.9%
--------------------------------------------------------------------------------
   Charlotte, North Carolina, G.O.,
     5.00%, 2/1/01 ..................... AAA      Aaa       1,500      1,503,839
   Charlotte, North Carolina, G.O.,
     Water & Sewer,
     4.75%, 2/1/01 ..................... AAA      Aaa       3,110      3,115,448
   Charlotte-Mecklenberg Hospital
     Authority, North Carolina, Health
     Care System Revenue, Series C,
     Variable Rate Weekly Demand Note,
     5.60%, 1/15/26a ................... A-1+   VMIG-1     10,000     10,000,000
   Charlotte-Mecklenberg Hospital
     Authority, North Carolina, Health
     Care System Revenue, Series D,
     Variable Rate Weekly Demand Note,
     5.40%, 1/15/26a ................... A-1+   VMIG-1     17,000     17,000,000
   North Carolina Medical Care
     Commission Hospital Revenue, (Moses
     H. Cone Memorial Hospital Project),
     Variable Rate Weekly Demand Note,

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 NORTH CAROLINA (continued)
--------------------------------------------------------------------------------
     5.50%, 9/1/05a .................... A-1+       --    $ 8,900   $  8,900,000
   North Carolina Medical Care
     Commission Hospital Revenue, (North
     Carolina Baptist Hospital Project),
     Series B, Variable Rate Weekly
     Demand Note, 5.50%, 6/1/22a ....... A-1+    VMIG-1    24,900     24,900,000
   North Carolina Medical Care Community
     Hospital Revenue, (Moses H. Cone
     Memorial Hospital Project),
     Variable Rate Weekly Demand Note:
     5.50%, 9/1/02a .................... A-1+       --      3,675      3,675,000
     5.50%, 10/1/23a ................... A-1+       --      6,100      6,100,000
   North Carolina State University
     (Raleigh), (Centennial Project),
     Series A, (FSA Insured), Variable
     Rate Weekly Demand Note,
     5.45%, 12/15/19a .................. A-1        --      2,000      2,000,000
   North Carolina State, G.O., (Public
     School Building),
     4.50%, 4/1/01 ..................... AAA       Aaa      4,440      4,446,756
   North Carolina State, G.O., Series A,
     6.10%, 3/1/01 ..................... AAA       Aaa      2,140      2,156,199
                                                                    ------------
                                                                      83,797,242
                                                                    ------------
--------------------------------------------------------------------------------
 OHIO -- 4.5%
--------------------------------------------------------------------------------
   Columbus, Ohio, G.O., Series 2,
     5.00%, 6/15/01 .................... AAA       Aaa      1,000      1,002,351
   Ohio State University, Series B,
     Variable Rate Weekly Demand Note:
     5.40%, 12/1/14a ................... A-1+    VMIG-1     5,850      5,850,000
     5.40%, 12/1/19a ................... A-1+    VMIG-1     1,000      1,000,000
     5.40%, 12/1/29a ................... A-1+    VMIG-1     3,200      3,200,000
   Ohio State University, Tax Exempt
     Commercial Paper,
     4.30%, 11/8/00 .................... A-1+    VMIG-1     6,000      6,000,000
   Ohio State University, Variable Rate
     Weekly Demand Note:
     5.40%, 12/1/07a ................... A-1+    VMIG-1    17,500     17,500,000
     5.40%, 12/1/17a ................... A-1+    VMIG-1     7,250      7,250,000
     5.40%, 12/1/27a ................... A-1+    VMIG-1    10,110     10,110,000
   Ohio State, Building Authority, State
     Facilities, (Administration
     Building Fund), RB, Series A, (MBIA
     Insured),
     5.20%, 10/1/00                      AAA       Aaa      1,000      1,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 OHIO -- (continued)
--------------------------------------------------------------------------------
   Ohio State, G.O. Highway Capital
     Improvements, Series E,
     5.00%, 5/1/01 ..................... AAA      Aa1     $15,655  $  15,721,317
   Ohio State, Public Facilities,
     (Higher Educational Capital
     Facilities), RB, Series II-A,
     4.50%, 12/1/00 .................... AA       Aa2       5,000      5,002,267
   Ohio State, Public Facilities,
     (Mental Health Capital Facilities),
     RB, Series II-A,
     5.125%, 6/1/01 .................... AA       Aa2       3,500      3,514,392
                                                                    ------------
                                                                      77,150,327
                                                                    ------------
--------------------------------------------------------------------------------
 OKLAHOMA -- 1.0%
--------------------------------------------------------------------------------
   Oklahoma State Industrial Authority,
     (Integris Baptist), Refunding RB,
     Series B, (MBIA Insured), Variable
     Rate Daily
     Demand Note, 5.60%, 8/15/29a ...... A-1+    VMIG-1    17,100     17,100,000
                                                                    ------------
--------------------------------------------------------------------------------
 PENNSYLVANIA -- 0.2%
--------------------------------------------------------------------------------
   Delaware County, Pennsylvania,
     Pollution Control Revenue,
     (Philadelphia Electric Co.),
     Refunding RB, Series A, (LOC:
     Toronto Dominion Bank), Variable
     Rate Daily Demand Note,
     5.55%, 8/1/16a .................... A-1+      P-1      1,925      1,925,000
   Pennsylvania State, G.O., First
     Series,
     4.80%, 4/15/01 .................... AA        Aa3      1,000      1,002,358
   Pennsylvania State, G.O., Second
     Series (MBIA Insured),
     5.00%, 6/15/01 .................... AAA       Aaa      1,000      1,004,409
                                                                    ------------
                                                                       3,931,767
                                                                    ------------
--------------------------------------------------------------------------------
 SOUTH CAROLINA -- 0.6%
--------------------------------------------------------------------------------
   Rock Hill, South Carolina, Utility
     System Revenue, Series B, (AMBAC
     Insured), Variable Rate Weekly
     Demand Note,
     5.40%, 1/1/23a .................... A-1+    VMIG-1     6,640      6,640,000
   South Carolina State, G.O., (Capital
     Improvements), Series A,
     6.35%, 3/1/01 ..................... AAA       Aaa      3,200      3,227,557
                                                                    ------------
                                                                       9,867,557
                                                                    ------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 TENNESSEE -- 1.3%
--------------------------------------------------------------------------------
   Memphis, Tennessee, G.O., Series A,
     Variable Rate Weekly Demand Note:
     5.70%, 8/1/04a ...................  A-1+    VMIG-1   $ 2,100   $  2,100,000
     5.70%, 8/1/07a ...................  A-1+    VMIG-1     2,800      2,800,000
   Tennessee State, Tax Exempt
     Commercial Paper,
     4.25%, 12/7/00 ...................  AAA       Aaa     10,000     10,000,000
   Tennessee School Bond Authority, Tax
     Exempt Commercial Paper:
     4.30%, 10/12/00 ..................  A-1+      P-1      3,500      3,500,000
     4.55%, 10/25/00 ..................  A-1+      P-1      2,000      2,000,000
     4.30%, 12/8/00 ...................  A-1+      P-1      2,000      2,000,000
                                                                    ------------
                                                                      22,400,000
                                                                    ------------
--------------------------------------------------------------------------------
 TEXAS -- 10.0%
--------------------------------------------------------------------------------
   Angelina & Neches River Authority,
     Texas, Industrial Development
     Corporation, Solid Waste Revenue,
     (LOC: Bank of America), Variable
     Rate Daily Demand Note:
     5.65%, 5/1/14a ...................   --       P-1      1,000      1,000,000
     5.65%, 5/1/14a ...................   --       P-1      1,200      1,200,000
   Dallas, Texas, G.O.:
     5.00%, 2/15/01 ...................  AAA       Aaa      1,680      1,683,312
     5.90%, 2/15/01 ...................  AAA       Aaa      1,000      1,006,057
     6.00%, 2/15/01 ...................  AAA       Aaa      2,750      2,767,839
     5.25%, 8/15/01 ...................  AAA       Aaa      1,750      1,763,671
   Dallas, Texas, Waterworks and Sewer
     Systems, Refunding RB,
     6.75%, 4/1/01 ....................  AA        Aa2      1,810      1,831,481
   Fort Worth, Texas, G.O., Series A,
     5.30%, 3/1/01 ....................  AA        Aa2      3,500      3,514,598
   Harris County, Texas, G.O., Toll
     Road, Series G, Variable Rate
     Weekly
     Demand Note, 5.60%, 8/1/20a ......  A-1+    VMIG-1     1,000      1,000,000
   Harris County, Texas, G.O., Toll
     Road, Series H, Variable Rate
     Weekly Demand Note,
     5.60%, 8/1/20a ...................  A-1+    VMIG-1     9,600      9,600,000
   Harris County, Texas, Tax Exempt
     Commercial Paper:
     4.25%, 10/5/00 ...................  A-1+      P-1      2,567      2,567,000
     4.20%, 10/17/00 ..................  A-1+      P-1      2,630      2,630,000
     4.05%, 11/1/00 ...................  A-1+      P-1      1,000      1,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 TEXAS (continued)
--------------------------------------------------------------------------------
     4.20%, 11/10/00 ..................  A-1+     P-1     $ 3,000   $  3,000,000
     4.10%, 11/10/00 ..................  A-1+     P-1       1,296      1,296,000
     4.15%, 12/8/00 ...................  A-1+     P-1       1,610      1,610,000
     4.15%, 12/8/00 ...................  A-1+     P-1       8,135      8,135,000
   Richardson, Texas, Independent School
     District, Series B, (Guaranteed by
     Permanent School Fund)
     6.875%, 2/15/01 ..................  AAA      Aaa       1,545      1,559,342
   Sabine River Authority, Texas,
     Pollution Control Revenue,
     Refunding RB, (Utilities Electric
     Company), (LOC: UBS AG), Variable
     Rate Daily Demand
     Note, 5.55%, 6/1/30a .............  A-1+   VMIG-1      6,650      6,650,000
   Texas Higher Education Authority,
     Series B, (FGIC Insured), Variable
     Rate Weekly Demand Note,
     5.50%, 12/1/25a ..................  A-1+   VMIG-1      2,595      2,595,000
   Texas State, Tax Exempt Commercial
     Paper:
     4.20%, 10/18/00 ..................  A-1+     P-1       5,000      5,000,000
     4.20%, 11/9/00 ...................  A-1+     P-1       7,600      7,600,000
     4.20%, 12/7/00 ...................  A-1+     P-1       5,000      5,000,000
     4.05%, 12/7/00 ...................  A-1+     P-1      10,000     10,000,000
   Texas State, TRAN,
     5.25%, 8/31/01 ...................  SP-1+   MIG-1     30,000     30,254,050
   University of Texas, Texas, Tax
     Exempt Commercial Paper:
     4.15%, 10/5/00 ...................  A-1+     P-1       4,000      4,000,000
     4.20%, 10/11/00 ..................  A-1+     P-1       6,000      6,000,000
     4.25%, 10/24/00 ..................  A-1+     P-1       3,155      3,155,000
     4.25%, 10/24/00 ..................  A-1+     P-1       1,138      1,138,000
     4.25%, 12/6/00 ...................  A-1+     P-1       5,000      5,000,000
     4.20%, 12/6/00 ...................  A-1+     P-1      12,000     12,000,000
     4.05%, 12/7/00 ...................  A-1+     P-1      10,000     10,000,000
     4.10%, 12/8/00 ...................  A-1+     P-1      15,000     15,000,000
                                                                    ------------
                                                                     170,556,350
                                                                    ------------
--------------------------------------------------------------------------------
 UTAH -- 1.6%
--------------------------------------------------------------------------------
   Intermountain Power Agency Authority,
     Utah, Power Supply Revenue, Series
     C, Refunding RB, (MBIA Insured),
     6.00%, 7/1/01 ....................  AAA       Aaa      4,155      4,204,712
   Utah State, G.O., Series C, Variable
     Rate Weekly Demand Note,
     5.35%, 7/1/16a ...................  A-1+    VMIG-1    10,700     10,700,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                           SEPTEMBER 30, 2000
(UNAUDITED)
                                               Rating
                                          ---------------     Par       Market
TAX-FREE SERIES (continued)               S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 UTAH -- (continued)
--------------------------------------------------------------------------------
   Utah State, G.O., Series B, Variable
     Rate Weekly Demand Note,
     5.50%, 7/1/16a ...................  A-1+    VMIG-1   $ 7,025   $  7,025,000
   Utah State, G.O., Series D, Variable
     Rate Weekly Demand Note,
     5.50%, 7/1/16a ...................  A-1+    VMIG-1     6,000      6,000,000
                                                                    ------------
                                                                      27,929,712
                                                                    ------------
--------------------------------------------------------------------------------
 VERMONT -- 0.1%
--------------------------------------------------------------------------------
   Vermont State, G.O., Series A,
     6.50%, 2/1/01 ....................  AA        Aa1      1,685      1,695,294
                                                                    ------------
--------------------------------------------------------------------------------
 VIRGINIA -- 0.5%
--------------------------------------------------------------------------------
   Virginia College Building Authority,
     Education Facilities Revenue, (21st
     Century College Program),
     5.75%, 2/1/01 ....................  AA+       Aa1      9,270      9,301,988
                                                                    ------------
--------------------------------------------------------------------------------
 WISCONSIN -- 1.5%
--------------------------------------------------------------------------------
   La Crosse, Wisconsin, Pollution
     Control Revenue, (Dairyland Power),
     (AMBAC Insured), Variable Rate
     Daily Demand
     Note, 5.55%, 2/1/15a .............  A-1+    VMIG-1     3,750      3,750,000
   Milwaukee County, Wisconsin, G.O.,
     (Corporate Purpose) -- Series A,
     5.00%, 12/1/00 ...................  AA-       Aa3      1,000      1,001,239
   Milwaukee, Wisconsin, RAN, Series B,
     5.25%, 8/30/01 ...................  SP-1+    MIG1      5,000      5,042,847
   Oak Creek, Wisconsin, Pollution
     Control Revenue, (Wisconsin
     Electric Power Co. Project),
     Variable Rate Weekly
     Demand Note, 5.50%, 8/1/16a ......  A-1+      P-1      3,200      3,200,000
   Pleasant Prairie, Wisconsin,
     Pollution Control Revenue,
     (Wisconsin Electric Power Co.
     Project), Refunding RB, Series A,
     Variable Rate Weekly
     Demand Note, 5.45%, 9/1/30a ......  A-1+      P-1        500        500,000
   Pleasant Prairie, Wisconsin,
     Pollution Control Revenue,
     (Wisconsin Electric Power Co.
     Project), Refunding RB, Series B,
     Variable Rate Weekly
     Demand Note, 5.45%, 9/1/30a ......  A-1+      P-1     11,150     11,150,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                             Rating
                                        ---------------     Par       Market
                                        S&P     Moody's    (000)       Value
--------------------------------------------------------------------------------
 WISCONSIN -- (continued)
--------------------------------------------------------------------------------
   Pleasant Prairie, Wisconsin,
     Environmental Improvements Revenue,
     (Wisconsin Electric Power Co.
     Project), Refunding RB, Variable
     Rate Weekly Demand Note,
     5.45%, 3/1/06a ...................  A-1+      P-1    $  100   $    100,000
   Wisconsin State, (LOC: Bayerische
     Landesbank 50%, Westdeutsche
     Landesbank 50%) Tax Exempt
     Commercial Paper,
     4.20%, 10/11/00 ..................  A-1+      P-1     1,017      1,017,000
                                                                 --------------
                                                                     25,761,086
                                                                 --------------
--------------------------------------------------------------------------------
 WYOMING -- 2.7%
--------------------------------------------------------------------------------
   Kemmerer, Wyoming, Pollution Control
     Authority, (Exxon Project),
     Variable Rate Daily Demand Note,
     5.50%, 11/1/14a ..................  A-1+      P-1     2,700      2,700,000
   Platte County, Wyoming, Pollution
     Control Revenue, Tri-State (LOC:
     National Rural Utility), Variable
     Rate Daily Demand Note,
     5.55%, 7/1/14a ...................  P-1       --     11,900     11,900,000
   Sublette County, Wyoming, Pollution
     Control Revenue, (Exxon Project),
     Variable Rate Daily Demand Note,
     5.50%, 11/1/14a ..................  A-1+      Aaa    13,850     13,850,000
   Sweetwater County, Wyoming, Pollution
     Control Revenue, (Pacificorp
     Project), (LOC: UBS), Variable Rate
     Daily Demand Note,
     5.55%, 1/1/14a ...................  A-1+      P-1     4,350      4,350,000
   Uinta County, Wyoming, Pollution
     Control Revenue, (Chevron USA. Inc.
     Project), Variable Rate Daily
     Demand Note:
     5.50%, 4/1/10a ...................  P-1        --       650        650,000
     5.50%, 8/15/20a ..................  P-1        --     8,600      8,600,000
     5.50%, 12/1/22a ..................  P-1        --     4,400      4,400,000
                                                                 --------------
                                                                     46,450,000
                                                                 --------------
TOTAL INVESTMENTS (Amortized Cost $1,698,507,137) .....  100.0%  $1,698,507,137
LIABILITIES IN EXCESS OF OTHER ASSETS .................    0.0         (804,418)
                                                         -----   --------------
NET ASSETS ............................................  100.0%  $1,697,702,719
                                                         =====   ==============

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------

-----------------------
a Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on September 30, 2000.

INVESTMENT ABBREVIATIONS:
  BAN     Bond Anticipation Notes
  FNMA    Federal National Mortgage Association
  G.O.    General Obligation Bond
  LOC     Letter of Credit
  RAN     Revenue Anticipation Note
  RB      Revenue Bond
  TAN     Tax Anticipation Note
  TRAN    Tax Revenue Anticipation Note

INSURANCE ABBREVIATIONS:
  AMBAC   AMBAC Indemnity Corporation
  FGIC    Financial Guaranty Insurance Corporation
  FSA     Financial Security Assurance
  MBIA    Municipal Bond Investors Assurance

S&P MUNICIPAL RATINGS:
  AAA     Of the highest quality.
  AA The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

MOODY'S MUNICIPAL RATINGS:
  Aaa     Judged to be of the best quality.
  Aa Judged to be of high quality by all standards. Issues are sometimes rated with a one, two or three, which denote a high, medium or low ranking within the rating.
  MIG-1   Notes of the best quality.
  VMIG-1 Variable rate demand obligations of the best quality. P-1 Commercial paper is of the best quality.

     A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION.

SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           Prime         Treasury        Tax-Free
                                          Series          Series          Series
------------------------------------------------------------------------------------
ASSETS:
   Investments, at value ..........  $6,100,635,671    $729,963,858   $1,698,507,137
   Cash ...........................              --             366          218,050
   Receivable for securities sold .      48,551,000              --               --
   Receivable for capital
     shares sold ..................       2,504,125              --               --
   Interest receivable ............      19,799,732       6,845,421       10,218,947
   Prepaid expenses and
     other assets .................       1,021,506         221,441          464,942
                                     --------------    ------------   --------------
        Total assets ..............   6,172,512,034     737,031,086    1,709,409,076
                                     --------------    ------------   --------------
LIABILITIES:
   Payable for capital shares
     redeemed .....................          12,150              --               --
   Incomedividend payable .........       7,976,585         999,068        1,473,080
   Payable for securities
     purchased ....................              --              --        9,101,367
   Accrued expenses and
     other liabilities ............       4,013,288         805,444        1,131,910
                                     --------------    ------------   --------------
        Total liabilities .........      12,002,023       1,804,512       11,706,357
                                     --------------    ------------   --------------
Net assets ........................  $6,160,510,011    $735,226,574   $1,697,702,719
                                     --------------    ------------   --------------
NET ASSETS CONSIST OF:
   Paid-in capital ................   6,160,403,240     734,964,302    1,697,949,308
   Accumulated net investment
     income (loss) ................          95,209          83,105          (55,228)
   Accumulated net realized gain
     (loss) on investment
     transactions .................          11,562         179,167         (191,361)
                                     --------------    ------------   --------------
Net assets ........................  $6,160,510,011    $735,226,574   $1,697,702,719
                                     ==============    ============   ==============
Shares outstanding ................  $6,160,400,569    $734,968,491   $1,697,947,926
                                     ==============    ============   ==============
Net assets value ..................  $         1.00    $       1.00   $         1.00
                                     ==============    ============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           Prime         Treasury        Tax-Free
                                          Series          Series          Series
---------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE:
   Deutsche Banc Alex. Brown Cash
     Reserve Prime Shares, Treasury
     Shares and Tax-Free Shares
     Net assets ...................  $5,582,133,030    $647,473,595   $1,586,095,440
                                     ==============    ============   ==============
     Shares Outstanding ...........   5,582,035,613     647,249,989    1,586,320,197
                                     ==============    ============   ==============
     Net asset value ..............  $         1.00    $       1.00   $         1.00
                                     ==============    ============   ==============
   Deutsche Banc Alex. Brown Cash
     Reserve Prime Institutional Shares,
     Treasury Institutional Shares and
     Tax-Free Institutional Shares
     Net assets ...................  $  511,680,955    $ 87,752,979   $  111,607,279
                                     ==============    ============   ==============
     Shares Outstanding ...........     511,676,824      87,718,502      111,627,729
                                     ==============    ============   ==============
     Net asset value ..............  $         1.00    $       1.00   $         1.00
                                     ==============    ============   ==============
   Flag Investors Class A Shares
     Net assets ...................  $   10,138,930
                                     ==============
     Shares Outstanding ...........      10,138,366
                                     ==============
     Net asset value ..............  $         1.00
                                     ==============
   Flag Investors Class B Shares
     Net assets ...................   $   4,281,153
                                     ==============
     Shares Outstanding ...........       4,280,954
                                     ==============
     Net asset value ..............  $         1.00
                                     ==============
   Flag Investors Class C Shares
     Net assets ...................  $      536,737
                                     ==============
     Shares Outstanding ...........         536,929
                                     ==============
     Net asset value ..............  $         1.00
                                     ==============
   Quality Cash Reserve Shares
     Net assets ...................  $   51,739,206
                                     ==============
     Shares Outstanding ...........      51,731,883
                                     ==============
     Net asset value ..............  $         1.00
                                     ==============



SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           Prime         Treasury        Tax-Free
                                          Series          Series          Series
---------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income ...................  $196,690,888     $23,680,250     $33,131,441
                                        ------------     -----------     -----------
EXPENSES:
   Investment advisory fees ..........     7,654,219         929,791       2,104,582
   Distribution fees:
     Deutsche Banc Alex. Brown
        Cash Reserve Prime,
        Treasury and Tax-Free
        Shares, respectively .........     7,061,696         868,561       1,839,894
     Flag Investors Class A Shares ...        19,591              --              --
     Flag Investors Class B Shares ...        14,358              --              --
     Flag Investors Class C Shares ...         1,393              --              --
     Quality Cash Reserve Shares .....       188,826              --              --
   Registration fees .................       235,793         107,137              --
   Accounting fees ...................        94,902          64,824          72,953
   Professional fees .................        77,027          22,364          22,192
   Transfer agent fees ...............     1,854,563         180,909         133,428
   Custodian fees ....................       211,418          41,638          60,468
   Directors' fees ...................        81,565          14,865          18,886
   Shareholder service fees ..........     1,354,692         173,712         367,979
   Miscellaneous .....................       116,289          39,665         119,890
                                        ------------     -----------     -----------
        Total expenses ...............    18,966,332       2,443,466       4,740,272
     Less: Fees waived ...............            --        (199,650)             --
                                        ------------     -----------     -----------
        Net expenses .................    18,966,332       2,243,816       4,740,272
                                        ------------     -----------     -----------
Net investment income ................   177,724,556      21,436,434      28,391,169
                                        ------------     -----------     -----------
Net realized gain (loss) from
   securities transactions ...........       (11,811)         59,691         (28,471)
                                        ------------     -----------     -----------
Net increase in net assets resulting
   from operations ...................  $177,712,745     $21,496,125     $28,362,698
                                        ============     ===========     ===========


SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          PRIME SERIES                                     TREASURY SERIES
-----------------------------------------------------------------------------------------------------------------------------------
                                               For the Six               For the                 For the Six              For the
                                              Months Ended             Year Ended               Months Ended            Year Ended
                                              September 30,             March 31,               September 30,            March 31,
                                             --------------          --------------            ---------------         ------------
                                                  20001                   2000                      20001                  2000
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income ...................  $  177,724,556         $  233,249,832            $   21,436,434         $  35,973,978
   Net realized gain (loss) from
     securities transactions ...............         (11,811)                23,373                    59,691               119,476
                                              --------------         --------------            --------------         -------------
   Net increase in net assets resulting
     from operations .......................     177,712,745            233,273,205                21,496,125            36,093,454
                                              --------------         --------------            --------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Shares, Treasury
        Shares and Tax-Free Shares,
        respectively .......................    (158,839,177)          (204,114,790)              (17,653,184)          (30,901,564)
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Institutional
        Shares, Treasury Institutional
        Shares and Tax-Free Institutional
        Shares, respectively ...............     (16,591,158)           (24,839,929)               (3,842,304)           (5,013,361)
     Flag Investors Class A Shares .........        (444,892)              (729,448)                       --                    --
     Flag Investors Class B Shares .........         (98,177)              (154,996)                       --                    --
     Flag Investors Class C Shares .........          (9,951)                (2,633)                       --                    --
     Quality Cash Reserve Shares ...........      (1,741,354)            (3,408,016)                       --                    --
                                              --------------         --------------            --------------         -------------
     Total distributions ...................    (177,724,709)          (233,249,812)              (21,495,488)          (35,914,925)
                                              --------------         --------------            --------------         -------------
CAPITAL SHARE TRANSACTIONS, NET ............    (344,339,274)         2,291,071,504              (153,884,920)          (50,330,491)
                                              --------------         --------------            --------------         -------------
   Total increase (decrease) in net assets .    (344,351,238)         2,291,094,897              (153,884,283)          (50,151,962)
NET ASSETS:
   Beginning of period .....................   6,504,861,249          4,213,766,352               889,110,857           939,262,819
                                              --------------         --------------            --------------         -------------
   End of period ...........................  $6,160,510,011         $6,504,861,249            $  735,226,574         $ 889,110,857
                                              ==============         ==============            ==============         =============

---------
1 Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
-------------------------------------------------------------------------------


                                                            TAX-FREE SERIES
---------------------------------------------------------------------------------------
                                                    For the Six             For the
                                                   Months Ended           Year Ended
                                                   September 30,           March 31,
                                                  ---------------        -------------
                                                       20001                 2000
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income ........................  $   28,391,169        $   35,332,635
   Net realized gain (loss) from
     securities transactions ....................         (28,471)             (106,677)
                                                   --------------        --------------
   Net increase in net assets resulting
     from operations ............................      28,362,698            35,225,958
                                                   --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Shares, Treasury
        Shares and Tax-Free Shares,
        respectively ............................     (26,013,188)          (32,091,271)
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Institutional
        Shares, Treasury Institutional
        Shares and Tax-Free Institutional
        Shares, respectively ....................      (2,261,514)           (3,357,831)
     Flag Investors Class A Shares ..............              --                    --
     Flag Investors Class B Shares ..............              --                    --
     Flag Investors Class C Shares ..............              --                    --
     Quality Cash Reserve Shares ................              --                    --
                                                   --------------        --------------
     Total distributions ........................     (28,274,702)          (35,449,102)
                                                   --------------        --------------
CAPITAL SHARE TRANSACTIONS, NET .................     (84,201,435)          650,048,249
                                                   --------------        --------------
   Total increase (decrease) in net assets ......     (84,113,439)          649,825,105
NET ASSETS:
   Beginning of period ..........................   1,781,816,158         1,131,991,053
                                                   --------------        --------------
   End of period ................................  $1,697,702,719        $1,781,816,158
                                                   ==============        ==============



SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)
DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                       For the Six
                                                      Months Ended
                                                      September 30,                 For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                          20001                2000            1999               1998
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .........  $         1.00     $         1.00    $         1.00   $         1.00
                                                     --------------     --------------    --------------   --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ..........................          0.0294             0.0480            0.0473           0.0494
LESS DISTRIBUTIONS:
   Dividends from net investment income ...........         (0.0294)           (0.0480)          (0.0473)         (0.0494)
                                                     --------------     --------------    --------------   --------------
   Net asset value at end of period ...............  $         1.00     $         1.00    $         1.00   $         1.00
                                                     ==============     ==============    ==============   ==============
TOTAL RETURN ......................................            2.98%              4.90%             4.84%            5.05%
RATIOS TO AVERAGE NET ASSETS:
   Expenses .......................................            0.66%2             0.66%             0.63%            0.67%
   Net investment income ..........................            5.85%2             4.86%             4.71%            4.94%
SUPPLEMENTAL DATA:
   Net assets at end of period ....................  $5,582,133,030     $5,772,616,045    $3,727,990,170   $3,164,537,551
   Number of shares outstanding at end of period ..   5,582,035,613      5,772,511,318     3,727,906,079    3,164,529,071

-----------
1 Unaudited.
2 Annualized.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------



                                                   For the Years Ended March 31,
----------------------------------------------------------------------------------
                                                          1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .......  $         1.00   $         1.00
                                                   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.0478           0.0524
LESS DISTRIBUTIONS:
   Dividends from net investment income .........         (0.0478)         (0.0524)
                                                   --------------   --------------
   Net asset value at end of period .............  $         1.00   $         1.00
                                                   ==============   ==============
TOTAL RETURN ....................................            4.88%            5.36%
RATIOS TO AVERAGE NET ASSETS:
   Expenses .....................................            0.63%            0.60%
   Net investment income ........................            4.78%            5.21%
SUPPLEMENTAL DATA:
   Net assets at end of period ..................  $2,545,532,365   $2,386,681,216
   Number of shares outstanding at end of period    2,545,523,885    2,386,684,392


SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                        For the Six
                                                       Months Ended
                                                       September 30,                  For the Years Ended March 31,
                                                       --------------   --------------------------------------------------
                                                           20001                  2000            1999               1998
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ...........   $       1.00      $       1.00      $       1.00     $       1.00
                                                        ------------      ------------      ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ............................         0.0312            0.0511            0.0499           0.0519
LESS DISTRIBUTIONS:
   Dividends from net investment income .............        (0.0312)          (0.0511)          (0.0499)         (0.0519)
                                                        ------------      ------------      ------------     ------------
   Net asset value at end of period .................   $       1.00      $       1.00      $       1.00     $       1.00
                                                        ============      ============      ============     ============
TOTAL RETURN ........................................           3.16%             5.24%             5.11%            5.31%
RATIOS TO AVERAGE NET ASSETS:
   Expenses .........................................           0.30%2            0.34%             0.36%            0.42%
   Net investment income ............................           6.21%2            5.18%             4.98%            5.22%
SUPPLEMENTAL DATA:
   Net assets at end of period ......................   $511,680,955      $637,767,262      $388,447,492     $317,971,693
   Number of shares outstanding at end of period ....    511,676,824       637,758,133       388,440,636      317,971,413

------------
1 Unaudited.
2 Annualized.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                                        For the Years Ended March 31,
---------------------------------------------------------------------------------------
                                                                 1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .............  $       1.00      $      1.00
                                                         ------------      -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ..............................        0.0503           0.0548
LESS DISTRIBUTIONS:
   Dividends from net investment income ...............       (0.0503)         (0.0548)
                                                         ------------      -----------
   Net asset value at end of period ...................  $       1.00      $      1.00
                                                         ============      ===========
TOTAL RETURN ..........................................          5.15%            5.62%
RATIOS TO AVERAGE NET ASSETS:
   Expenses ...........................................          0.38%            0.35%
   Net investment income ..............................          5.04%            5.32%
SUPPLEMENTAL DATA:
   Net assets at end of period ........................  $117,812,047      $53,699,315
   Number of shares outstanding at end of period ......   117,811,768       53,699,535

SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------

                                                      For the Six
                                                     Months Ended
                                                     September 30,                   For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                         20001                  2000            1999               1998
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ........   $       1.00        $       1.00      $       1.00     $       1.00
                                                     ------------        ------------      ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .........................         0.0269              0.0431            0.0427           0.0464
LESS DISTRIBUTIONS:
   Dividends from net investment income ..........        (0.0269)            (0.0431)          (0.0427)         (0.0464)
                                                     ------------        ------------      ------------     ------------
   Net asset value at end of period ..............   $       1.00        $       1.00      $       1.00     $       1.00
                                                     ============        ============      ============     ============
TOTAL RETURN .....................................           2.73%               4.40%             4.35%            4.74%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waivers ........................           0.61%2              0.61%             0.58%            0.59%
   Expenses before waivers .......................           0.66%2              0.66%             0.58%            0.59%
   Net investment income .........................           5.32%2              4.31%             4.26%            4.65%
SUPPLEMENTAL DATA:
   Net assets at end of period ...................   $647,473,595        $790,442,614      $816,700,318     $798,426,658
   Number of shares outstanding at end of period .    647,249,989         790,218,742       816,622,190      798,354,129

-----------
1 Unaudited.
2 Annualized.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------



                                                      For the Years Ended March 31,
------------------------------------------------------------------------------------
                                                             1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..........   $       1.00     $       1.00
                                                       ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...........................         0.0453           0.0494
LESS DISTRIBUTIONS:
   Dividends from net investment income ............        (0.0453)         (0.0494)
                                                       ------------     ------------
   Net asset value at end of period ................   $       1.00     $       1.00
                                                       ============     ============
TOTAL RETURN .......................................           4.63%            5.05%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waivers ..........................           0.61%            0.58%
   Expenses before waivers .........................           0.61%            0.58%
   Net investment income ...........................           4.54%            4.94%
SUPPLEMENTAL DATA:
   Net assets at end of period .....................   $678,444,803     $666,814,158
   Number of shares outstanding at end of period ...    678,391,386      666,762,028


SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                     For the Six
                                                                    Months Ended
                                                                    September 30,          For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                                        20001                    2000            1999
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .........................  $      1.00           $      1.00      $       1.00
                                                                     -----------           -----------      ------------
IINCOME FROM INVESTMENT OPERATIONS:
   Net investment income ..........................................       0.0287                0.0462            0.0453
LESS DISTRIBUTIONS:
   Dividends from net investment income ...........................      (0.0287)              (0.0462)          (0.0453)
                                                                     -----------           -----------      ------------
   Net asset value at end of period ...............................  $      1.00           $      1.00      $       1.00
                                                                     ===========           ===========      ============
TOTAL RETURN ......................................................         2.90%                 4.72%             4.63%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waivers .........................................         0.27%2                0.29%             0.33%
   Expenses before waivers ........................................         0.32%2                0.34%             0.33%
   Net investment income ..........................................         5.66%2                4.62%             4.54%
SUPPLEMENTAL DATA:
   Net assets at end of period ....................................  $87,752,979           $98,668,243      $122,562,501
   Number of shares outstanding at end of period ..................   87,718,502            98,634,670       122,561,713

-----------
1 Unaudited.
2 Annualized.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------


                                                                               For the Years Ended March 31,
--------------------------------------------------------------------------------------------------------------------
                                                                           1998              1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .......................    $      1.00       $      1.00      $      1.00
                                                                     -----------       -----------      -----------
IINCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................................         0.0489            0.0481           0.0523
LESS DISTRIBUTIONS:
   Dividends from net investment income .........................        (0.0489)          (0.0481)         (0.0523)
                                                                     -----------       -----------      -----------
   Net asset value at end of period .............................    $      1.00       $      1.00      $      1.00
                                                                     ===========       ===========      ===========
TOTAL RETURN ....................................................           5.00%             4.92%            5.36%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waivers .......................................           0.34%             0.33%            0.33%
   Expenses before waivers ......................................           0.34%             0.33%            0.33%
   Net investment income ........................................           4.91%             4.81%            5.12%
SUPPLEMENTAL DATA:
   Net assets at end of period ..................................    $98,780,023       $61,208,770      $51,822,757
   Number of shares outstanding at end of period ................     98,768,925        61,199,345       51,823,226



SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------

                                                                     For the Six
                                                                    Months Ended
                                                                    September 30,            For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                        20001                       2000            1999
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ......................  $         1.00            $         1.00    $         1.00
                                                                  --------------            --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................................          0.0177                    0.0276            0.0277
LESS DISTRIBUTIONS:
   Dividends from net investment income ........................         (0.0177)                  (0.0276)          (0.0277)
                                                                  --------------            --------------    --------------
   Net asset value at end of period ............................  $         1.00            $         1.00    $         1.00
                                                                  ==============            ==============    ==============
TOTAL RETURN ...................................................            1.78%                     2.80%             2.81%
RATIOS TO AVERAGE NET ASSETS:
   Expenses ....................................................            0.62%2                    0.65%             0.58%
   Net investment income .......................................            3.53%2                    2.78%             2.74%
SUPPLEMENTAL DATA:
   Net assets at end of period .................................  $1,586,095,440            $1,664,369,824    $1,047,391,315
   Number of shares outstanding at end of period ...............   1,586,320,197             1,664,677,357     1,047,493,739

-----------
1 Unaudited.
2 Annualized.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------

                                                                           For the Years Ended March 31,
-------------------------------------------------------------------------------------------------------------------
                                                                         1998              1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .......................  $       1.00      $       1.00     $       1.00
                                                                   ------------      ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................................        0.0306            0.0286           0.0318
LESS DISTRIBUTIONS:
   Dividends from net investment income .........................       (0.0306)          (0.0286)         (0.0318)
                                                                   ------------      ------------     ------------
   Net asset value at end of period .............................  $       1.00      $       1.00     $       1.00
                                                                   ============      ============     ============
TOTAL RETURN ....................................................          3.10%             2.90%            3.23%
RATIOS TO AVERAGE NET ASSETS:
   Expenses .....................................................          0.60%             0.62%            0.60%
   Net investment income ........................................          3.05%             2.86%            3.16%
SUPPLEMENTAL DATA:
   Net assets at end of period ..................................  $841,184,924      $647,212,025     $571,507,000
   Number of shares outstanding at end of period ................   841,258,030       647,283,274      571,593,265

SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                                                     For the Period
                                                         For the Six                 For the           For the        June 2, 19971
                                                        Months Ended               Year Ended        Year Ended          through
                                                        September 30,               March 31,         March 31,         March 31,
                                                        ------------             ------------       -----------       -----------
                                                             20003                     2000              1999              1998
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ............  $       1.00             $       1.00       $      1.00       $      1.00
                                                        ------------             ------------       -----------       -----------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income .............................        0.0193                   0.0306            0.0303            0.0273
LESS DISTRIBUTIONS:
   Dividends from net investment income ..............       (0.0193)                 (0.0306)          (0.0303)          (0.0273)
                                                        ------------             ------------       -----------       -----------
   Net asset value at end of period ..................  $       1.00             $       1.00       $      1.00       $      1.00
                                                        ============             ============       ===========       ===========
TOTAL RETURN .........................................          1.94%                    3.10%             3.07%             2.76%
RATIOS TO AVERAGE NET ASSETS:
   Expenses ..........................................          0.31%2                   0.35%             0.33%             0.35%2
   Net investment income .............................          3.84%2                   3.09%             3.03%             3.29%2
SUPPLEMENTAL DATA:
   Net assets at end of period .......................  $111,607,279             $117,446,334       $84,599,738       $76,682,752
   Number of shares outstanding at end of period .....   111,627,729              117,472,002        84,607,371        76,682,889

-----------
1 Commencement of operations.
2 Annualized.
3 Unaudited.

54-55

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the "Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Class A Shares ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Class B Shares ("Flag Investors Class B Shares"), Flag Investors Cash Reserve Prime Class C Shares ("Flag Investors Class C Shares") Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and Deutsche Banc Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free
Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series, the Treasury Series and the Tax-Free Series.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940, and which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

     B. REPURCHASE AGREEMENTS -- The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------



NOTE 1 (CONCLUDED)
         collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated  investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS -- The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. EXPENSES -- Operating expenses for each share class and series are recorded on an accrual basis, and are charged to that class' or series' operations. If a Fund expense cannot be directly attributed to a share class or series, the expense is prorated among the classes or series that the expense affects and is based on the classes' or series' relative net assets.

NOTE 2 -- INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND
              OTHER FEES
     Investment Company Capital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank AG, is the investment advisor to each series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 (CONTINUED)
     ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series, and Tax-Free Series pay ICCC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $94,902, the Treasury Series paid $64,824 and the Tax-Free Series paid $72,953 for accounting services for the six months ended September 30, 2000.

     ICCC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the three series pay ICCC a per account fee that is calculated and paid monthly. The Prime Series paid $1,854,563, the Treasury Series paid $180,909 and the Tax-Free Series paid $133,428 to ICCC for transfer agency services for the six months ended September 30, 2000.

     ICC Distributors, Inc. ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. For the six months ended September 30, 2000, distribution fees aggregated $7,061,696, $19,591, $868,561 and $1,839,894 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares, Flag Investors Class B Shares and Flag Investors Class C Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $188,826 for the six months ended September 30, 2000, and 1.00% (including a 0.25% shareholder servicing fee) of the Flag Investors Class B and Class C Shares' aggregate average daily net assets or $19,144 and $1,858, respectively, for the six months ended September 30, 2000.

     ICC Distributors is not affiliated with ICCC. ICCC may voluntarily waive a portion of its advisory fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. ICCC did not waive any advisory fees for the Prime or Tax-Free Series for the six months ended September 30, 2000.

     The Advisor waives a portion of its fees on the Treasury Series in the amount of 0.05%. Absent such fee waivers, Management Fees would be 0.25% and Total Fund Operating Expenses would be 0.66% on the Treasury Shares and Management Fees would be 0.25% and Total Fund Operating Expenses would be 0.32% on the Treasury Institutional Shares based on average daily net assets. The waiver is contractual and will continue until July 31, 2001 and may be extended.

     Effective January 1, 1999, the Fund has adopted a Shareholder Service Plan (the "Plan") for the Deutsche Banc Alex. Brown Cash Reserve Fund of the Prime, Treasury and Tax-Free Series of the Fund ("Shares") in order to provide compensation to third parties who provide shareholder services to clients, who from time to time beneficially

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------





NOTE 2 (CONCLUDED)

own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly, equal to 0.05% of the shares' average daily net assets.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense (credit) allocated to the Fund for the six months ended September 30, 2000 was $(21,859) for the Prime Series, $11,005 for the Treasury Series and $49,924 for the Tax-Free Series. The accrued liability at September 30, 2000 was $151,393 for the Prime Series, $49,973 for the Treasury Series and $113,631 for the Tax-Free Series.

NOTE 3 -- CAPITAL STOCK AND SHARE INFORMATION

     The Fund is authorized to issue up to 12.81 billion shares of $.001 par value capital stock (8.66 billion Prime Series, 1.55 billion Treasury Series,
2.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                 For the Six            For the
                                                Months Ended          Year Ended
                                             September 30, 20001    March 31, 2000
                                            --------------------   ----------------
PRIME SERIES:
   SOLD:
     Prime Shares ..........................   18,614,210,956       35,722,744,712
     Flag Investors Class A Shares .........      201,891,502          333,773,644
     Flag Investors Class B Shares .........        8,087,180           10,774,115
     Flag Investors Class C Shares .........          680,321            1,047,381
     Prime Institutional Shares ............    5,702,187,295        8,800,227,522
     Quality Cash Shares ...................      141,973,604          430,807,975
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Prime Shares ..........................      148,110,433          191,935,470
     Flag Investors Class A Shares .........          295,647              564,622
     Flag Investors Class B Shares .........           84,279              131,700
     Flag Investors Class C Shares .........            6,669                1,722
     Prime Institutional Shares ............       13,712,696           19,239,279
     Quality Cash Shares ...................        1,651,536            3,348,365
   REDEEMED:
     Prime Shares ..........................  (18,952,797,142)     (33,870,074,943)
     Flag Investors Class A Shares .........     (208,262,582)        (331,152,236)
     Flag Investors Class B Shares .........       (6,870,001)         (10,282,099)
     Flag Investors Class C Shares .........         (928,576)            (270,588)
     Prime Institutional Shares ............   (5,841,981,300)      (8,570,149,304)
     Quality Cash Shares ...................     (166,391,791)        (441,595,833)
                                              ---------------      ---------------
        Net increase (decrease) ............     (344,339,274)       2,291,071,504
                                              ===============      ===============

-------------
1 Unaudited.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 3 (CONCLUDED)

                                                    For the Six          For the
                                                   Months Ended        Year Ended
                                                September 30, 20001  March 31, 2000
                                               --------------------  --------------
TREASURY SERIES:
   SOLD:
     Treasury Shares ............................  1,789,677,256      4,352,118,565
     Treasury Institutional Shares ..............    154,335,512        386,540,151
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Treasury Shares ............................     17,644,925         29,701,483
     Treasury Institutional Shares ..............      2,003,790          4,078,676
   REDEEMED:
     Treasury Shares ............................ (1,950,290,934)    (4,408,223,496)
     Treasury Institutional Shares ..............   (167,255,469)      (414,545,870)
                                                  --------------     --------------
        Net decrease ............................   (153,884,920)       (50,330,491)
                                                  ==============     ==============

TAX-FREE SERIES:
   SOLD:
     Tax-Free Shares ............................  4,185,078,422      8,346,727,898
     Tax-Free Institutional Shares ..............    407,701,756        826,245,946
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Tax-Free Shares ............................     24,164,017         30,121,404
     Tax-Free Institutional Shares ..............      1,198,122          1,535,934
   REDEEMED:
     Tax-Free Shares ............................ (4,287,599,598)    (7,759,665,684)
     Tax-Free Institutional Shares ..............   (414,744,154)      (794,917,249)
                                                  --------------     --------------
        Net increase (decrease) .................    (84,201,435)       650,048,249
                                                  ==============     ==============

NOTE 4 -- CAPITAL LOSS CARRYFORWARDS

     At September 30, 2000, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follow:

                                                 Capital Loss Carryforward
                        Net Realized                  Expiration Year
                         Capital Loss   ---------------------------------------------------
                        Carryforwards   2000      2001     2002      2003    2004 and after
                        -------------   ----      ----     ----      ----    --------------
Prime Series                   --         --       --        --        --            --
Treasury Series                --         --       --        --        --            --
Tax-Free Series          $108,988         --   $6,268   $21,858   $26,991       $53,871

-------------
1 Unaudited.

BOARD OF DIRECTORS
--------------------------------------------------------------------------------
               RICHARD T. HALE                          EUGENE J. McDONALD
                  CHAIRMAN                                   DIRECTOR

               RICHARD R. BURT                           REBECCA W. RIMEL
                  DIRECTOR                                   DIRECTOR

             JOSEPH R. HARDIMAN                          TRUMAN T. SEMANS
                  DIRECTOR                                   DIRECTOR

                LOUIS E. LEVY                           ROBERT H. WADSWORTH
                  DIRECTOR                                   DIRECTOR


OFFICERS
--------------------------------------------------------------------------------
                  CARL W. VOGT, Esq.                       AMY M. OLMERT
                      PRESIDENT                              SECRETARY

                   CHARLES A. RIZZO                      DANIEL O. HIRSCH
                      TREASURER                         ASSISTANT SECRETARY

--------------------------------------------------------------------------------
                  DISTRIBUTOR                            TRANSFER AGENT
             ICC DISTRIBUTORS, INC.             INVESTMENT COMPANY CAPITAL CORP.
              Two Portland Square                       One South Street
               Portland, ME 04101                      Baltimore, MD 21202
                  (207) 879-6200                         (800) 553-8080

               INVESTMENT ADVISOR                    INDEPENDENT ACCOUNTANTS
        INVESTMENT COMPANY CAPITAL CORP.           PRICEWATERHOUSECOOPERS LLP
                One South Street                      250 West Pratt Street
               Baltimore, MD 21202                     Baltimore, MD 21201

                    CUSTODIAN
              BANKERS TRUST COMPANY
               130 Liberty Street
               New York, NY 10006

Deutsche Banc ALEX. BROWN                                          PRSRT STD
CASH RESERVE FUND                                                 U.S.Postage
P.O. Box 1346                                                         PAID
Baltimore, MD 21203                                              Lancaster, PA
                                                                Permit No. 1793